UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA

92121

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period:   1/31/11

Item 1.  Schedule of Investments.

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2011
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	CORPORATE BONDS & NOTES - 47.5%
	ADVERTISING - 0.6%
535,000	Affinion Group, Inc. - 144A	7.8750%		12/15/2018	$ 516,275

	BANKS - 10.3%
310,000	Ally Financial, Inc.	0.0000	*	6/15/2015	236,375
320,000	Bank of America Corp.	5.6250		7/1/2020	328,925
360,000	Bank of America Corp.	5.7500		8/15/2016	379,768
325,000	Barclays Bank PLC	2.3750		1/13/2014	325,923
355,000	Barclays Bank PLC	5.0000		9/22/2016	377,294
350,000	Capital One Financial Corp.	5.7000		9/15/2011	359,982
85,000	Capital One Financial Corp.	6.1500		9/1/2016	92,846
150,000	Capital One Financial Corp.	7.3750		5/23/2014	172,471
686,000	Citigroup Inc.	5.0000		9/15/2014	719,484
430,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.1250		10/13/2015	416,175
210,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA - 144A	11.0000	+	Perpetual	272,224
215,000	Credit Suisse/New York NY	6.0000		2/15/2018	228,541
105,000	Goldman Sachs Group, Inc.	3.7000		8/1/2015	106,886
240,000	Goldman Sachs Group, Inc.	6.0000		6/15/2020	257,414
250,000	HSBC Bank USA NA	4.8750		8/24/2020	243,652
215,000	JPMorgan Chase & Co.	3.7000		1/20/2015	223,250
255,000	JPMorgan Chase & Co.	5.1250		9/15/2014	274,071
290,000	JPMorgan Chase & Co.	5.7500		1/2/2013	311,080
170,000	JPMorgan Chase & Co.	7.9000	+	Perpetual	183,857
175,000	Lloyds TSB Bank PLC	4.8750		1/21/2016	175,079
275,000	Lloyds TSB Bank PLC	6.3750		1/21/2021	275,269
215,000	Morgan Stanley	6.0000		4/28/2015	233,230
330,000	Morgan Stanley	6.6250		4/1/2018	358,743
170,000	PNC Funding Corp.	5.1250		2/8/2020	177,849
445,000	Regions Financial Corp.	0.4728	+	6/26/2012	403,281
245,000	Regions Financial Corp.	4.8750		4/26/2013	243,469
245,000	Regions Financial Corp.	5.7500		6/15/2015	243,469
165,000	Resona Bank Ltd. - 144A	5.8500	+	Perpetual	166,811
215,000	Royal Bank of Scotland PLC	3.9500		9/21/2015	210,549
360,000	Royal Bank of Scotland PLC	5.6250		8/24/2020	347,980
165,000	Santander Issuances S.A Unipersonal - 144A	5.9110		6/20/2016	163,649
45,000	SunTrust Banks, Inc.	5.2500		11/5/2012	47,380
195,000	Wachovia Corp.	5.7500		2/1/2018	217,248
205,000	Wells Fargo Capital XIII	7.7000	+	Perpetual	212,564
					8,986,788
Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	BEVERAGES - 0.8%
270,000	Anheuser-Busch InBev Worldwide, Inc.	3.0000		10/15/2012	$ 278,597
370,000	Beverages & More, Inc. - 144A	9.6250		10/1/2014	394,050
					672,647
	BUILDING MATERIALS - 0.2%
145,000	Holcim US Finance Sarl & Cie SCS - 144A	6.0000		12/30/2019	149,811

	CHEMICALS - 1.2%
155,000	Dow Chemical Co.	4.2500		11/15/2020	147,904
275,000	Dow Chemical Co.	5.9000		2/15/2015	304,970
300,000	Dow Chemical Co.	6.0000		10/1/2012	322,614
40,000	Huntsman International LLC	8.6250		3/15/2020	44,400
175,000	Solutia, Inc.	7.8750		3/15/2020	189,656
					1,009,544
	COMMERCIAL SERVICES - 1.4%
138,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	7.6250		5/15/2014	142,140
320,000	Cenveo Corp.	7.8750		12/1/2013	308,000
185,000	Corrections Corp. of America	7.7500		6/1/2017	202,344
80,000	DynCorp International, Inc. - 144A	10.3750		7/1/2017	83,100
170,000	Lender Processing Services, Inc.	8.1250		7/1/2016	175,312
330,000	Valassis Communications, Inc. - 144A	6.6250		2/1/2021	328,763
					1,239,659
	CONSUMER CYCLICAL/RESTAURANTS - 0.3%
260,000	Landry's Holdings, Inc. - 144A	11.5000		6/1/2014	258,700

	DIVERSIFIED FINANCIAL SERVICES - 4.5%
320,000	American Express Co.	7.2500		5/20/2014	365,853
205,000	Bear Stearns Cos. LLC	7.2500		2/1/2018	241,763
235,000	Capital One Capital VI	8.8750		5/15/2040	250,275
150,000	Credit Suisse/Guernsey	5.8600	+	Perpetual	143,250
145,000	E*Trade Financial Corp.	7.3750		9/15/2013	144,819
110,000	E*Trade Financial Corp.	7.8750		12/1/2015	109,037
315,000	Ford Motor Credit Co. LLC	6.6250		8/15/2017	336,656
420,000	General Electric Capital Corp.	2.8000		1/8/2013	431,029
360,000	General Electric Capital Corp.	4.3750		9/16/2020	350,269
80,000	Genworth Global Funding Trusts	5.1250		3/15/2011	80,393
410,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	8.0000		1/15/2018	415,125
35,000	International Lease Finance Corp. - 144A	8.6250		9/15/2015	39,113
165,000	International Lease Finance Corp. - 144A	8.7500		3/15/2017	185,213
465,000	Macquarie Group Ltd. - 144A	6.2500		1/14/2021	465,274
355,000	Nomura Holdings, Inc.	4.1250		1/19/2016	353,466
					3,911,535
Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	ELECTRIC - 3.7%
435,000	Appalachian Power Co.	5.5500%		4/1/2011	$ 438,119
185,000	Calpine Corp. - 144A	7.5000		2/15/2021	186,619
65,000	Calpine Corp. - 144A	7.8750		7/31/2020	67,844
280,000	CMS Energy Corp.	6.2500		2/1/2020	289,800
85,000	Dominion Resources, Inc.	8.8750		1/15/2019	109,883
120,000	FirstEnergy Solutions Corp.	6.0500		8/15/2021	123,290
135,000	Florida Power Corp.	6.6500		7/15/2011	138,861
155,000	Georgia Power Co.	6.0000		11/1/2013	173,802
400,000	MidAmerican Energy Co.	5.6500		7/15/2012	426,380
400,000	Nevada Power Co.	6.5000		5/15/2018	449,016
305,000	Pacific Gas & Electric Co.	8.2500		10/15/2018	397,790
135,000	South Carolina Electric & Gas Co.	6.5000		11/1/2018	160,149
265,000	Virginia Electric and Power Co.	5.4000		1/15/2016	295,427
					3,256,980
	ENTERTAINMENT - 1.3%
170,000	AMC Entertainment Holdings, Inc. - 144A	9.7500		12/1/2020	183,600
190,000	Peninsula Gaming LLC	10.7500		8/15/2017	209,475
275,000	Scientific Games International, Inc.	9.2500		6/15/2019	295,969
4,991	United Artists Theatre Circuit Inc. 1995-A Pass Through Trust	9.3000		7/1/2015	4,745
405,000	WMG Holdings Corp.	9.5000	+	12/15/2014	410,568
					1,104,357
	FOOD - 0.9%
140,000	C&S Group Enterprises LLC - 144A	8.3750		5/1/2017	135,450
290,000	Delhaize Group SA	6.5000		6/15/2017	328,553
100,000	Kraft Foods, Inc.	2.6250		5/8/2013	102,869
170,000	Kraft Foods, Inc.	6.1250		2/1/2018	192,127
					758,999
	FOREST PRODUCTS & PAPER - 0.2%
200,000	Boise Paper Holdings LLC / Boise Co-Issuer Co.	8.0000		4/1/2020	217,250

	HEALTHCARE-PRODUCTS - 0.2%
205,000	Boston Scientific Corp.	6.0000		1/15/2020	212,944

	HEALTHCARE-SERVICES - 0.5%
90,000	Aviv Healthcare Properties LP - 144A	7.7500		2/15/2019	91,463
270,000	US Oncology, Inc.	9.1250		8/15/2017	332,438
					423,901
	HOLDING COMPANIES-DIVERSIFIED - 0.1%
120,000	Hutchison Whampoa International 09/19 Ltd. - 144A	5.7500		9/11/2019	129,360

	HOUSEHOLD PRODUCTS/WARES - 0.4%
270,000	Fortune Brands, Inc.	3.0000		6/1/2012	273,904
105,000	Reynolds Group Issuer, Inc. - 144A	8.2500		2/15/2021	105,788
					379,692
Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	INSURANCE - 3.3%
105,000	Aflac, Inc.	6.4500%		8/15/2040	$ 106,680
85,000	Chubb Corp.	6.3750	+	3/29/2067	90,525
180,000	CNA Financial Corp.	5.8750		8/15/2020	180,072
390,000	ING Capital Funding Trust III	3.9028	+	Perpetual	371,097
170,000	MetLife, Inc.	2.3750		2/6/2014	172,316
80,000	MetLife, Inc.	6.7500		6/1/2016	93,204
280,000	Metropolitan Life Global Funding I - 144A	2.8750		9/17/2012	286,966
511,000	Protective Life Secured Trusts	4.0000		4/1/2011	513,856
235,000	Prudential Financial, Inc.	3.6250		9/17/2012	243,296
145,000	Prudential Financial, Inc.	6.2000		1/15/2015	161,034
145,000	Prudential Financial, Inc.	7.3750		6/15/2019	171,186
235,000	Prudential Financial, Inc.	8.8750	+	6/15/2038	277,887
165,000	Teachers Insurance & Annuity Association of America - 144A	6.8500		12/16/2039	186,971
					2,855,090
	LEISURE TIME - 0.5%
455,000	Royal Caribbean Cruises Ltd.	8.7500		2/2/2011	455,000

	MEDIA - 1.8%
145,000	Cequel Communications Holdings I LLC and Cequel Capital Corp. - 144A	8.6250		11/15/2017	151,887
470,000	Clear Channel Communications, Inc.	6.2500		3/15/2011	470,588
165,000	Discovery Communications LLC	3.7000		6/1/2015	171,651
235,000	NBC Universal, Inc. - 144A	2.1000		4/1/2014	233,968
235,000	NBC Universal, Inc. - 144A	4.3750		4/1/2021	226,782
220,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH - 144A	8.1250		12/1/2017	238,700
80,000	Univision Communications, Inc. - 144A	7.8750		11/1/2020	85,100
					1,578,676
	MEDICAL - 0.4%
225,000	Express Scripts, Inc.	5.2500		6/15/2012	237,173
65,000	Express Scripts, Inc.	7.2500		6/15/2019	76,545
					313,718
	MINING - 0.1%
100,000	Corp Nacional del Cobre de Chile - 144A	3.7500		11/4/2020	94,389

	MISCELLANEOUS MANUFACTURING - 0.3%
195,000	ITT Corp.	6.1250		5/1/2019	219,937

	MULTIMEDIA - 0.6%
220,000	DISH DBS Corp.	7.1250		2/1/2016	229,350
275,000	Time Warner Cable, Inc.	5.0000		2/1/2020	280,778
					510,128

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	OFFICE/BUSINESS EQUIPMENT - 0.2%
205,000	Xerox Corp.	4.2500%		2/15/2015	$ 216,763

	OIL - 0.4%
115,000	Chesapeake Energy Corp.	7.2500		12/15/2018	122,044
180,000	Talisman Energy Inc.	7.7500		6/1/2019	220,736
					342,780
	OIL & GAS - 0.9%
225,000	CNOOC Finance 2011 Ltd. - 144A	4.2500		1/26/2021	220,340
90,000	Linn Energy LLC/Linn Energy Finance Corp. - 144A	7.7500		2/1/2021	93,825
295,000	Petrobras International Finance Co. - Pifco	5.3750		1/27/2021	296,333
125,000	Petroleos Mexicanos	4.8750		3/15/2015	132,866
					743,364
	PACKAGING & CONTAINERS - 0.5%
355,000	AEP Industries, Inc.	7.8750		3/15/2013	355,000
115,000	Ball Corp.	6.7500		9/15/2020	122,044
					477,044
	PIPELINES - 2.3%
305,000	Atmos Energy Corp.	6.3500		6/15/2017	337,733
320,000	El Paso Pipeline Partners Operating Co. LLC	4.1000		11/15/2015	322,000
50,000	Enbridge Energy Partners LP	5.8750		12/15/2016	55,723
225,000	Energy Transfer Partners LP	6.7000		7/1/2018	255,798
320,000	Energy Transfer Partners LP	8.5000		4/15/2014	377,600
115,000	Kinder Morgan Energy Partners LP	5.8500		9/15/2012	122,897
235,000	Kinder Morgan Energy Partners LP	9.0000		2/1/2019	298,706
210,000	Kinder Morgan Finance Co. LLC - 144A	6.0000		1/15/2018	209,213
60,000	Plains All American Pipeline LP / PAA Finance Corp.	4.2500		9/1/2012	62,669
					2,042,339
	REITS - 1.0%
420,000	Developers Diversified Realty Corp.	7.8750		9/1/2020	479,850
365,000	Duke Realty LP	5.9500		2/15/2017	391,251
35,000	Ventas Realty LP / Ventas Capital Corp.	3.1250		11/30/2015	33,879
					904,980
Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	RETAIL - 2.2%
160,000	Bon-Ton Department Stores, Inc.	10.2500%		3/15/2014	$ 164,400
285,000	Brown Shoe Co., Inc.	8.7500		5/1/2012	288,562
605,000	Collective Brands, Inc.	8.2500		8/1/2013	614,831
113,002	CVS Pass-Through Trust - 144A	7.5070		1/10/2032	130,028
65,000	DineEquity, Inc. - 144A	9.5000		10/30/2018	69,875
120,000	Ferrellgas Partners LP / Ferrellgas Partners Finance Corp.	8.6250		6/15/2020	130,800
105,000	Nebraska Book Co., Inc.	8.6250		3/15/2012	90,825
340,000	Nebraska Book Co., Inc.	10.0000		12/1/2011	341,275
55,000	Rite Aid Corp.	6.8750		8/15/2013	51,356
					1,881,952
	SEMICONDUCTORS - 0.5%
415,000	Freescale Semiconductor, Inc.	8.8750		12/15/2014	433,675

	SOFTWARE - 0.4%
156,000	Fiserv, Inc.	6.1250		11/20/2012	168,577
160,000	Intuit, Inc.	5.7500		3/15/2017	176,899
					345,476
	TELECOMMUNICATIONS - 4.9%
400,000	Alltel Corp.	7.0000		7/1/2012	431,640
255,000	AT&T, Inc.	6.2500		3/15/2011	256,599
310,000	Cincinnati Bell, Inc.	8.3750		10/15/2020	301,862
40,000	Clearwire Communications LLC/Clearwire Finance, Inc. - 144A	12.0000		12/1/2017	43,300
135,000	Corning, Inc.	4.2500		8/15/2020	133,966
190,000	GCI, Inc.	8.6250		11/15/2019	207,575
170,000	Global Crossing Ltd.	12.0000		9/15/2015	195,712
495,000	Hughes Network Systems LLC/HNS Finance Corp.	9.5000		4/15/2014	512,325
320,000	Nextel Communications, Inc.	5.9500		3/15/2014	318,400
300,000	NII Capital Corp.	8.8750		12/15/2019	331,500
485,000	Qwest Corp.	7.8750		9/1/2011	503,270
420,000	Telcordia Technologies, Inc. - 144A	11.0000		5/1/2018	425,250
235,000	Telefonica Emisiones SAU	5.9840		6/20/2011	239,510
190,000	Virgin Media Finance PLC	8.3750		10/15/2019	210,663
80,000	Windstream Corp.	7.0000		3/15/2019	79,600
75,000	Windstream Corp.	8.1250		9/1/2018	79,594
					4,270,766
	TOBACCO - 0.5%
200,000	Altria Group, Inc.	9.2500		8/6/2019	255,876
130,000	Philip Morris International, Inc.	6.8750		3/17/2014	150,319
					406,195
Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	TRUCKING & LEASING - 0.1%
85,000	AWAS Aviation Capital Ltd. - 144A	7.0000%		10/15/2016	$ 85,850

	TOTAL CORPORATE NOTES & BONDS ( Cost - $39,215,657)				41,406,564

	BANK LOAN - 0.5%
500,000	Vertrue, Inc	3.4450	%+	8/18/2014	$ 453,750
	TOTAL BANK LOAN ( Cost - $456,250)

	MUNICIPAL BONDS - 0.6%
75,000	Metropolitan Water District of Southern California	6.9470		7/1/2040	78,128
90,000	New Jersey State Turnpike Authority	7.1020		1/1/2041	95,464
315,000	State of California	7.6000		11/1/2040	328,873
	TOTAL MUNICIPAL BONDS ( Cost - 482,972)				502,465

	MORTGAGE BACKED SECURITIES - 7.0%
990,000	Banc of America Commercial Mortgage, Inc. 2006-2 A3	5.7118	+	5/10/2045	1,054,310
520,000	Bear Stearns Commercial Mortgage Securities 2005-PWR9 A4B	4.9430		9/11/2042	531,637
340,000	Commercial Mortgage Pass Through Certificates 2007-C9 A4	5.8148	+	12/10/2049	365,082
280,000	Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.3110		12/15/2039	293,779
35,000	Credit Suisse Mortgage Capital Certificates 2006-C1 A3	5.5457	+	2/15/2039	36,986
590,000	Credit Suisse Mortgage Capital Certificates 2006-C1 A4	5.5457	+	2/15/2039	639,401
455,000	Morgan Stanley Capital I 2005-IQ10 A4B	5.2840	+	9/15/2042	483,447
425,000	Morgan Stanley Capital I 2007-T27 A4	5.6497	+	6/11/2042	459,663
940,000	Morgan Stanley Capital I 2006-IQ11 A4	5.7317	+	10/15/2042	1,030,653
205,000	Morgan Stanley Capital I 2006-T23 A4	5.8060	+	8/12/2041	225,826
870,000	Wachovia Bank Commercial Mortgage Trust 2006-C26 A3	6.0110	+	6/15/2045	948,178
	TOTAL MORTGAGE BACKED SECURITIES ( Cost - $5,913,243)				6,068,962

	U.S. GOVERNMENT AND AGENCIES - 43.0%
	U.S. GOVERNMENT AGENCY - 22.8%
73,841	Federal Home Loan Mortgage Corp. 2777 JA	4.5000		11/15/2017	76,057
251,309	Federal Home Loan Mortgage REMICS 2904 CH	4.5000		4/15/2019	260,753
525,856	Federal National Mortgage Association 1999-M2 B	6.5083		3/25/2029	596,055
94,151	Federal National Mortgage Association REMICS 2003-42 HC	4.5000		12/25/2017	97,458
1,138,165	FGLMC Pool A46224	5.0000		7/1/2035	1,201,994
73,182	FGLMC Pool G01499	7.0000		1/1/2033	82,433
963,768	FGLMC Pool G01980	5.0000		12/1/2035	1,017,488
313,446	FGLMC Pool G05888	5.5000		10/1/2039	334,115
1,984,852	FNCL Pool 703391	5.0000		5/1/2033	2,091,299
100,684	FNCL Pool 735061	6.0000		11/1/2034	110,533
117,427	FNCL Pool 735291	4.5000		3/1/2020	123,731
449,075	FNCL Pool 745394	4.5000		11/1/2020	473,186
313,537	FNCL Pool 747890	4.5000		12/1/2018	330,951
109,819	FNCL Pool 792454	4.5000		11/1/2019	115,715
155,722	FNCL Pool 880117	5.5000		4/1/2036	167,588
Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	U.S. GOVERNMENT AGENCY - 22.8% ( Continued)
1,855,314	FNCL Pool 889883	6.5000%		3/1/2038	$ 2,079,566
61,648	FNCL Pool 909141	6.0000		1/1/2038	68,088
57,344	FNCL Pool 909153	6.0000		2/1/2038	63,124
149,663	FNCL Pool 909175	5.5000		4/1/2038	161,610
255,698	FNCL Pool 909220	6.0000		8/1/2038	281,012
158,920	FNCL Pool 909223	6.0000		8/1/2038	174,684
425,734	FNCL Pool 929191	6.0000		3/1/2038	469,554
1,417,362	FNCL Pool 931983	5.5000		9/1/2039	1,516,449
1,282,984	FNCL Pool 938574	5.5000		9/1/2036	1,378,477
116,542	FNCL Pool 962752	5.0000		4/1/2038	122,838
2,275,601	FNCL Pool 975649	6.0000		7/1/2038	2,482,362
759,966	FNCL Pool 990101	5.5000		8/1/2038	812,989
463,811	FNCL Pool AA0893	5.0000		12/1/2038	487,405
221,351	FNCL Pool AA0894	5.0000		12/1/2038	232,569
1,637,192	FNCL Pool AD0727	6.0000		8/1/2039	1,779,938
650,100	FNCL Pool AE2496	4.5000		9/1/2040	670,415
					19,860,436
	U.S. TREASURY OBLIGATIONS - 20.2%
3,970,000	United States Treasury Bond	3.5000		2/15/2039	3,290,137
1,650,000	United States Treasury Note	2.6250		6/30/2014	1,730,824
2,380,000	United States Treasury Note	3.2500		12/31/2016	2,499,093
7,825,000	United States Treasury Note	2.6250		8/15/2020	7,373,229
2,725,000	United States Treasury Note	1.1250		12/15/2012	2,754,379
					17,647,662

	TOTAL U.S. GOVERNMENT ( Cost - $36,992,624)				37,508,098

	PREFERRED STOCK - 0.2%
	DIVERSIFIED FINANCIAL SERVICES - 0.2%
7,200	Citigroup Capital XIII	7.8750	+	10/30/2040	192,456
	TOTAL PREFERRED STOCK ( Cost - $180,000)

	TOTAL INVESTMENTS - 98.8% ( Cost - $83,240,746)				$ 86,132,295
	OTHER ASSETS LESS LIABILITIES - 1.2%				1,057,626
	NET ASSETS - 100.0%				$87,189,921

	+ Variable rate security - interest rate is as if January 31, 2011.
	* Zero coupon security, Payment received at maturity.
	144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified intitutional buyers.

	REIT - Real Estate Investment Trust
	At January 31, 2011, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:				$ 3,340,916
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:				(449,367)
		Net unrealized appreciation:			$ 2,891,549

Security valuation policies and other investment related disclosures are herby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

Dunham High Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2011
Principal Amount	Security	Interest Rate (%)	Maturity Date	Market Value

	BONDS & NOTES - 93.39%
	AGRICULTURE - 0.75%
$ 505,000	Alliance One International, Inc.	10.000%	7/15/2016	$ 527,094

	AIRLINES - 1.85%
235,000	Air Canada - 144A	9.250%	8/1/2015	250,275
290,000	American Airlines Pass Through Trust 2001-02	8.608%	4/1/2011	292,900
520,000	Delta Air Lines, Inc. - 144A	12.250%	3/15/2015	594,750
158,000	United Air Lines, Inc. - 144A	9.875%	8/1/2013	171,430
				1,309,355
	AUTO PARTS & EQUIPMENT - 2.44%
285,000	Accuride Corp. - 144A	9.500%	8/1/2018	317,775
545,000	Affinia Group Holdings, Inc.	9.000%	11/30/2014	558,625
520,000	Exide Technologies - 144A	8.625%	2/1/2018	546,000
280,000	Titan International, Inc. - 144A	7.875%	10/1/2017	302,050
				1,724,450
	BANKS - 5.51%
1,025,000	CIT Group, Inc.	7.000%	5/1/2016	1,037,812
940,000	Synovus Financial Corp.	4.875%	2/15/2013	894,175
1,370,000	Synovus Financial Corp.	5.125%	6/15/2017	1,219,300
410,000	Wachovia Capital Trust III	5.800%	3/29/2049	359,263
385,000	Zions Bancorporation	6.000%	9/15/2015	386,444
				3,896,994
	CHEMICALS - 0.33%
91,000	Huntsman International LLC	7.375%	1/1/2015	93,047
130,000	Huntsman International LLC - 144A	8.625%	3/15/2021	142,513
				235,560
	COAL - 0.69%
75,000	Cloud Peak Energy Resources LLC	8.250%	12/15/2017	81,469
155,000	Cloud Peak Energy Resources LLC	8.500%	12/15/2019	172,244
215,000	Consol Energy, Inc. - 144A	8.000%	4/1/2017	234,350
				488,063
	COMMERCIAL SERVICES - 4.16%
710,000	Avis Budget Car Rental LLC	7.750%	5/15/2016	730,412
170,000	Avis Budget Car Rental LLC - 144A	8.250%	1/15/2019	175,313
500,000	Cardtronics, Inc.	8.250%	9/1/2018	523,125
384,000	Global Cash Access, Inc.	8.750%	3/15/2012	384,960
365,000	National Money Mart Co.	10.375%	12/15/2016	403,325
250,000	RSC Equipment Rental, Inc.	9.500%	12/1/2014	262,187
410,000	Trans Union LLC - 144A	11.375%	6/15/2018	466,375
				2,945,697
Dunham High Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Principal Amount	Security	Interest Rate (%)	Maturity Date	Market Value

	COMPUTERS - 0.88%
$ 265,000	Seagate HDD Cayman - 144A	7.750%	12/15/2018	$ 272,950
330,000	Stream Global Services, Inc.	11.250%	10/1/2014	347,325
				620,275
	COSMETICS/PERSONAL CARE - 0.57%
380,000	Revlon Consumer Products Corp.	9.750%	11/15/2015	404,225

	DISTRIBUTION/WHOLESALE - 0.68%
470,000	WESCO Distribution, Inc.	7.500%	10/15/2017	478,225

	DIVERSIFIED FINANCIAL SERVICES - 4.89%
830,000	CEDC Finance Corp. International, Inc. - 144A	9.125%	12/1/2016	896,400
1,070,000	E*Trade Financial Corp.	7.375%	9/15/2013	1,068,662
445,000	E*Trade Financial Corp.	7.875%	12/1/2015	441,106
235,000	International Lease Finance Corp.	5.625%	9/20/2013	241,462
440,000	International Lease Finance Corp.	5.875%	5/1/2013	453,750
345,000	International Lease Finance Corp.	6.375%	3/25/2013	360,094
				3,461,474
	ELECTRIC - 2.24%
255,000	Calpine Construction Finance Co. -144A	8.000%	6/1/2016	271,575
275,000	Calpine Construction Finance Co. - 144A	7.250%	10/15/2017	279,125
501,762	Mirant Mid Atlantic Pass Through Trust C	10.060%	12/30/2028	566,991
450,000	NRG Energy, Inc.	7.375%	2/1/2016	466,312
				1,584,003
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.38%
265,000	Belden, Inc.	7.000%	3/15/2017	269,637

	ENERGY-ALTERNATE SOURCES - 0.95%
605,000	Headwaters, Inc.	11.375%	11/1/2014	673,062

	ENTERTAINMENT - 2.27%
365,000	GWR Operating Partnership LLP - 144A	10.875%	4/1/2017	384,619
400,000	Pinnacle Entertainment, Inc.	7.500%	6/15/2015	412,000
235,000	Pinnacle Entertainment, Inc.	8.625%	8/1/2017	258,500
510,000	Universal City Development Partners Ltd.	8.875%	11/15/2015	553,350
				1,608,469
	FOOD - 0.68%
450,000	Smithfield Foods, Inc.	7.750%	7/1/2017	478,688

	FOREST PRODUCTS & PAPER - 2.40%
610,000	Boise Paper Holdings LLC .	9.000%	11/1/2017	676,337
600,000	Exopack Holding Corp.	11.250%	2/1/2014	619,500
380,000	Mercer International, Inc. - 144A	9.500%	12/1/2017	400,900
				1,696,737
Dunham High Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Principal Amount	Security	Interest Rate (%)	Maturity Date	Market Value

	GAS - 1.27%
$ 280,000	Sabine Pass LNG LP	7.250%	11/30/2013	$ 279,300
630,000	Sabine Pass LNG LP	7.500%	11/30/2016	615,825
				895,125
	HEALTHCARE-PRODUCTS - 2.11%
520,000	Alere, Inc.	8.625%	10/1/2018	543,400
505,000	DJO Finance LLC	10.875%	11/15/2014	554,237
380,000	Universal Hospital Services, Inc.	8.500%	6/1/2015	397,575
				1,495,212
	HEALTHCARE-SERVICES - 2.70%
260,000	Aurora Diagnostics Holdings - 144A	10.750%	1/15/2018	261,625
330,000	Gentiva Health Services, Inc.	11.500%	9/1/2018	368,775
235,000	Health Net, Inc.	6.375%	6/1/2017	237,937
195,000	Res-Care, Inc. - 144A	10.750%	1/15/2019	209,625
820,000	Select Medical Corp.	7.625%	2/1/2015	831,275
				1,909,237
	HOUSEHOLD PRODUCTS - 1.44%
225,000	Prestige Brands, Inc.	8.250%	4/1/2018	235,125
445,000	Reynolds Group Issuer, Inc. - 144A	9.000%	4/15/2019	465,581
305,000	Yankee Acquisition Corp.	8.500%	2/15/2015	318,344
				1,019,050
	HOUSEWARES - 0.52%
340,000	Libbey Glass, Inc. - 144A	10.000%	2/15/2015	369,325

	INSURANCE - 1.86%
410,000	American International Group, Inc.	6.250%	3/15/2037	379,762
895,000	HUB International Holdings, Inc.- 144A	9.000%	12/15/2014	935,275
				1,315,037
	INTERNET - 1.01%
335,000	Equinix, Inc.	8.125%	3/1/2018	359,706
285,000	Terremark Worldwide, Inc.	12.000%	6/15/2017	356,963
				716,669
	IRON/STEEL - 1.01%
475,000	Atkore International, Inc.- 144A	9.875%	1/1/2018	507,063
205,000	United States Steel Corp.	7.000%	2/1/2018	209,356
				716,419
	LEISURE TIME - 2.38%
630,000	NCL Corp. Ltd.	11.750%	11/15/2016	752,850
685,000	Travelport LLC	9.875%	9/1/2014	668,731
275,000	Travelport LLC	9.000%	3/1/2016	259,188
				1,680,769
Dunham High Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Principal Amount	Security	Interest Rate (%)	Maturity Date	Market Value

	LODGING - 3.18%
$ 345,000	Ameristar Casinos, Inc.	9.250%	6/1/2014	$ 370,444
480,000	Boyd Gaming Corp. - 144A	9.125%	12/1/2018	499,200
355,000	Gaylord Entertainment Co.	6.750%	11/15/2014	356,775
250,000	MGM Resorts International	10.375%	5/15/2014	283,125
80,000	MGM Resorts International	13.000%	11/15/2013	95,700
600,000	Wynn Las Vegas LLC	7.875%	5/1/2020	642,750
				2,247,994
	MACHINERY-DIVERSIFIED - 1.80%
450,000	Chart Industries, Inc.	9.125%	10/15/2015	466,312
355,000	Manitowoc Co.	8.500%	11/1/2020	384,731
380,000	Manitowoc Co.	9.500%	2/15/2018	425,600
				1,276,643
	MEDIA - 5.76%
535,000	Citadel Broadcasting Corp. - 144A	7.750%	12/15/2018	571,781
330,000	Clear Channel Worldwide Holdings, Inc.	9.250%	12/15/2017	365,062
245,000	Entravision Communications Corp. - 144A	8.750%	8/1/2017	263,375
275,000	LIN Television Corp.	8.375%	4/15/2018	295,625
250,000	Nexstar Broadcasting, Inc. - 144A	8.875%	4/15/2017	270,000
424,000	Salem Communications Corp.	9.625%	12/15/2016	460,040
390,000	Sinclair Television Group, Inc. - 144A	8.375%	10/15/2018	402,675
375,000	Sirius XM Radio, Inc. - 144A	8.750%	4/1/2015	406,406
295,000	XM Satellite Radio, Inc. - 144A	7.625%	11/1/2018	305,694
615,000	XM Satellite Radio, Inc. - 144A	13.000%	8/1/2013	734,925
				4,075,583
	MISCELLANEOUS MANUFACTURING - 0.40%
270,000	Polypore International, Inc. - 144A	7.500%	11/15/2017	280,800

	OFFICE FURNISHINGS - 0.34%
230,000	Interface, Inc. - 144A	7.625%	12/1/2018	238,913

	OFFICE/BUSINESS EQUIPMENT - 0.40%
275,000	CDW LLC . - 144A	8.000%	12/15/2018	283,250

	OIL & GAS - 7.78%
500,000	Berry Petroleum Co.	8.250%	11/1/2016	526,875
475,000	Bill Barrett Corp.	9.875%	7/15/2016	530,219
170,000	Chaparral Energy, Inc. - 144A	8.500%	12/1/2015	176,375
530,000	Chaparral Energy, Inc.	8.875%	2/1/2017	549,875
205,000	Chaparral Energy, Inc. - 144A	9.875%	10/1/2020	222,938
280,000	Comstock Resources, Inc.	8.375%	10/15/2017	287,350
495,000	Linn Energy LLC - 144A	7.750%	2/1/2021	516,038
Dunham High Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Principal Amount	Security	Interest Rate (%)	Maturity Date	Market Value

	OIL & GAS (Continued) - 7.78%
$ 195,000	Linn Energy LLC - 144A	8.625%	4/15/2020	$ 211,331
325,000	Linn Energy LLC.	11.750%	5/15/2017	377,812
310,000	Plains Exploration & Production Co.	10.000%	3/1/2016	350,687
160,000	Quicksilver Resources, Inc.	11.750%	1/1/2016	187,400
180,000	SandRidge Energy, Inc.	8.625%	4/1/2015	186,300
545,000	SandRidge Energy, Inc. - 144A	9.875%	5/15/2016	596,094
350,000	Swift Energy Co.	7.125%	6/1/2017	358,750
175,000	Swift Energy Co.	8.875%	1/15/2020	189,438
215,000	Western Refining, Inc. - 144A	11.250%	6/15/2017	238,381
				5,505,863
	OIL & GAS SERVICES - 3.99%
510,000	Basic Energy Services, Inc.	7.125%	4/15/2016	496,613
450,000	Basic Energy Services, Inc.	11.625%	8/1/2014	502,875
470,000	Complete Production Services, Inc.	8.000%	12/15/2016	492,325
640,000	Helix Energy Solutions Group, Inc. - 144A	9.500%	1/15/2016	658,400
355,000	Key Energy Services, Inc. - 144A	8.375%	12/1/2014	378,519
290,000	Trinidad Drilling Ltd. - 144A	7.875%	1/15/2019	296,888
				2,825,620
	PACKAGING & CONTAINERS - 1.01%
350,000	Packaging Dynamics Corp. - 144A	8.750%	2/1/2016	356,563
400,000	Pactiv Corp.	8.375%	4/15/2027	361,000
				717,563
	PHARMACEUTICALS - 1.65%
570,000	BioScrip, Inc.	10.250%	10/1/2015	610,613
545,000	Patheon, Inc. - 144A	8.625%	4/15/2017	557,263
				1,167,876
	PIPELINES - 0.95%
460,000	MarkWest Energy Partners LP	8.500%	7/15/2016	486,450
170,000	MarkWest Energy Partners LP	8.750%	4/15/2018	185,725
				672,175
	REITS - 1.56%
555,000	Felcor Lodging LP	10.000%	10/1/2014	631,312
455,000	Sabra Health Care LP - 144A	8.125%	11/1/2018	473,200
				1,104,512
	RETAIL - 1.35%
445,000	HSN, Inc.	11.250%	8/1/2016	509,525
160,000	Toys R Us Property Co. II LLC	8.500%	12/1/2017	174,400
245,000	Wendy's/Arby's Restaurants LLC	10.000%	7/15/2016	271,950
				955,875
Dunham High Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Principal Amount	Security	Interest Rate (%)	Maturity Date	Market Value

	SAVINGS & LOANS - 1.00%
$ 715,000	Amsouth Bank/Birmingham AL	4.850%	4/1/2013	$ 707,850

	SEMICONDUCTORS - 0.46%
300,000	MagnaChip Semiconductor SA - 144A	10.500%	4/15/2018	327,750

	SOFTWARE - 0.63%
435,000	MedAssets, Inc. - 144A	8.000%	11/15/2018	442,613

	TELECOMMUNICATIONS - 12.51%
885,000	Alcatel-Lucent USA, Inc.	6.450%	3/15/2029	703,575
525,000	Alcatel-Lucent USA, Inc.	6.500%	1/15/2028	416,719
175,000	Broadview Networks Holdings, Inc.	11.375%	9/1/2012	171,500
375,000	Cincinnati Bell, Inc.	8.250%	10/15/2017	377,812
950,000	Cincinnati Bell, Inc.	8.750%	3/15/2018	912,000
355,000	CommScope Inc. - 144A	8.250%	1/15/2019	365,650
535,000	Cricket Communications, Inc.	7.750%	10/15/2020	517,612
260,000	Frontier Communications Corp.	6.625%	3/15/2015	275,600
475,000	Global Crossing Ltd.	12.000%	9/15/2015	546,844
350,000	Global Crossing UK Finance PLC	10.750%	12/15/2014	363,125
345,000	Integra Telecom Holdings, Inc. - 144A	10.750%	4/15/2016	372,600
690,000	ITC Deltacom, Inc.	10.500%	4/1/2016	759,000
290,000	Nextel Communications, Inc.	6.875%	10/31/2013	292,175
730,000	NII Capital Corp.	8.875%	12/15/2019	806,650
630,000	PAETEC Holding Corp.	8.875%	6/30/2017	677,250
940,000	Sprint Nextel Corp.	6.000%	12/1/2016	925,900
345,000	TW Telecom Holdings, Inc.	8.000%	3/1/2018	369,581
				8,853,593
	TRANSPORTATION - 2.13%
430,000	Commercial Barge Line Co.	12.500%	7/15/2017	448,275
295,000	Florida East Coast Railway Corp. - 144A	8.125%	2/1/2017	305,694
440,000	Kansas City Southern de Mexico SA de CV	8.000%	2/1/2018	481,250
270,000	Ship Finance International Ltd.	8.500%	12/15/2013	275,063
				1,510,282
	TRUCKING & LEASING - 0.52%
330,000	Aircastle Ltd.	9.750%	8/1/2018	367,950

	TOTAL BONDS & NOTES			66,081,556
	( Cost - $60,849,128)

	PREFERRED STOCK - 3.08%	Dividend
Shares	BANKS - 3.08%	Rate %
310	Bank of America Corp.	7.250%		307,102
715	Wells Fargo & Co.	7.500%		747,625
43,225	Zions Bancorporation	9.500%		1,121,689
	TOTAL PREFERRED STOCK			2,176,416
	( Cost - $1,693,253)

Dunham High Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares	Security			Market Value

	SHORT-TERM INVESTMENTS - 1.19%
	MONEY MARKET FUND - 1.19%
844,046	First American Government Obligations Fund, 0.00%			$ 844,046
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $844,046)

	TOTAL INVESTMENTS - 97.66%
	( Cost - $63,386,427)			$ 69,102,018
	OTHER ASSETS LESS LIABILITIES - 2.34%			1,655,745
	NET ASSETS - 100.00%			$ 70,757,763

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
REIT - Real Estate Investment Trust

At January 31, 2011, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:				$ 5,766,233
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:				(50,642)
Net unrealized appreciation				$ 5,715,591

Security valuation policies and other investment related disclosures are hereby to the annual and semi-annual reports incorporated by reference previously filed with the Securities and Exchange Commission Form N-CSR.

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2011
Shares	Security			Market Value

	COMMON STOCK - 77.63%
	AIRLINES - 1.89%
245,200	AirTran Holdings, Inc. *			$ 1,812,028

	BANKS - 3.05%
200	Bank of Montreal ^			11,542
200,000	Citigroup, Inc. * ^			964,000
278,300	Marshall & Ilsley Corp.			1,945,317
				2,920,859
	BEVERAGES - 1.90%
72,400	Coca-Cola Enterprises, Inc. ^			1,821,584

	BIOTECHNOLOGY - 2.39%
31,200	Genzyme Corp. * ^			2,288,520

	CHEMICALS - 3.12%
15,300	Airgas, Inc. ^			958,851
57,100	Huntsman Corp. ^			994,111
12,700	Mosaic Co. ^			1,029,208
				2,982,170
	COAL - 3.75%
57,100	Massey Energy Co. ^			3,589,306

	COMMERCIAL SERVICES - 2.53%
30,000	Dollar Thrifty Automotive Group, Inc. * ^			1,455,600
14,300	Emergency Medical Services Corp. - Cl. A * ^			965,250
				2,420,850
	COMPUTERS - 0.54%
36,900	Seagate Technology PLC * ^			516,600

	COSMETICS/PERSONAL CARE - 2.59%
66,400	Alberto-Culver Co.			2,473,400

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares	Security			Market Value

	ELECTRIC - 4.28%
29,400	Allegheny Energy, Inc.			$ 757,932
82,200	American Electric Power Co.			2,932,896
9,000	Progress Energy, Inc. ^			404,280
				4,095,108
	FOOD - 4.64%
100,500	Del Monte Foods Co.			1,905,480
149,400	Sara Lee Corp. ^			2,535,318
				4,440,798
	GAS - 1.55%
29,400	Nicor, Inc. ^			1,483,818

	HEALTHCARE-PRODUCTS - 4.43%
26,000	Alcon, Inc.			4,234,360

	HOUSEHOLD PRODUCTS/WARES - 1.51%
23,500	Fortune Brands, Inc. ^			1,449,480

	INTERNET - 3.26%
63,200	McAfee, Inc. *			3,027,280
5,700	Yahoo!, Inc. * ^			91,884
				3,119,164
	MACHINERY-CONSTRUCTION & MINING - 4.01%
42,300	Bucyrus International, Inc. - Cl. A			3,839,148

	MISCELLANEOUS MANUFACTURING - 0.35%
5,700	ITT Corp. ^			335,844

	OIL & GAS - 2.72%
19,800	Atlas Energy, Inc. *			877,140
82,435	EXCO Resources, Inc. ^			1,655,295
2,200	Pride International, Inc. *			71,500
				2,603,935
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares	Security			Market Value

	PACKAGING & CONTAINERS - 1.78%
45,700	Smurfit-Stone Container Corp. *			$ 1,706,895

	PHARMACEUTICALS - 5.63%
22,400	Mead Johnson Nutrition Co. - Cl. A ^			1,298,528
61,000	Merck & Co. ^			2,023,370
4,450	Novartis AG			248,577
100,000	Pfizer, Inc. ^			1,822,000
				5,392,475
	PIPELINES - 2.25%
79,800	Williams Cos, Inc. ^			2,153,802

	REITS - 0.97%
62,100	ProLogis ^			926,532

	RETAIL - 6.40%
35,800	Dillard's, Inc. ^			1,421,976
21,900	J Crew Group, Inc. * ^			950,898
58,100	JC Penney Co. ^			1,863,267
25,700	McDonald's Corp. ^			1,893,319
				6,129,460
	SAVINGS & LOANS - 0.78%
50,000	NewAlliance Bancshares, Inc.			747,500

	SOFTWARE - 1.85%
294,700	Novell, Inc. *			1,774,094

	TELECOMMUNICATIONS - 9.46%
68,300	AT&T, Inc. ^			1,879,616
32,600	Atheros Communications, Inc. * ^			1,453,634
1	Motorola Solutions, Inc. *			22
470,100	Qwest Communications International, Inc.			3,351,813
66,400	Verizon Communications, Inc. ^			2,365,168
				9,050,253

	TOTAL COMMON STOCK			74,307,983
	( Cost - $72,989,481)
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares	Security			Market Value

	PREFERRED STOCK - 12.41%
	BANKS - 7.64%	Dividend Rate (%)
76,600	Bank of America Corp.	8.625		$ 2,016,112
33,000	Bank One Cap VI	7.200		830,610
32,300	Fifth Third Capital	8.875		853,689
56,300	Goldman Sachs Group, Inc.	6.200		1,350,074
87,358	KeyCorp Capital X	8.000		2,266,940
				7,317,425
	DIVERSIFIED FINANCIAL SERVICES - 4.77%
6,095	Citigroup Capital XIX	7.250		153,350
89,200	Countrywide Capital V	7.000		2,135,448
14,500	JPM Chase Capital	8.000		389,470
71,500	Nat City Capital Trust IV	8.000		1,886,170
				4,564,438

	TOTAL PREFERRED STOCK			11,881,863
	( Cost - $10,816,372)

	EXCHANGE TRADED FUNDS - 1.47%
	EQUITY FUND - 1.47%
66,956	PowerShares S&P 500 BuyWrite Portfolio			1,407,415
	TOTAL EXCHANGE TRADED FUNDS
	( Cost - $1,151,000)

Principal Amount	COPORATE BONDS - 1.57%
	SAVINGS & LOANS - 1.00%	Interest Rate (%)	Maturity Date
$ 857,000	Washington Mutual, Inc.	0.000	3/22/2012	955,555

	SEMICONDUCTORS - 0.57%
520,000	Advanced Micro Devices, Inc.	5.750	8/15/2012	541,450

	TOTAL BONDS & NOTES			1,497,005
	( Cost - $1,471,338)

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Contracts**	Security			Market Value

	PURCHASED PUT OPTIONS - 0.33%
	American Electric Power, Inc.
822	Expiration May 2011, Exercise Price $33			$ 49,320
	AT&T, Inc.
683	Expiration April 2011, Exercise Price $25			19,807
	Bank of Montreal
24	Expiration February 2011, Exercise Price $50			240
	Coca-Cola Enterprises
586	Expiration March 2011, Exercise Price $23			17,580
	Dillards, Inc. - Cl A
358	Expiration March 2011, Exercise Price $36			44,750
	Fortune Brands, Inc.
235	Expiration March 2011, Exercise Price $55			8,225
	Nicor, Inc.
294	Expiration February 2011, Exercise Price $45			2,940
	iShares Nasdaq Biotechnology Index Fund
22	Expiration March 2011, Exercise Price $100			14,520
	ITT Industries, Inc.
57	Expiration February 2011, Exercise Price $55			855
	JC Penney
581	Expiration February 2011, Exercise Price $27			6,100
	McDonald's Corp.
257	Expiration February 2011, Exercise Price $70			4,369
	Massey Energy Co.
436	Expiration March 2011, Exercise Price $50			23,108
	Mead Johnson Nutrition
224	Expiration February 2011, Exercise Price $55			7,840
	Mosaic Co.
127	Expiration March 2011, Exercise Price $65			5,715
	Merck & Co.
610	Expiration April 2011, Exercise Price $31			37,210
	Pfizer, Inc.
1,000	Expiration February 2011, Exercise Price $16			3,000
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Contracts**	Security			Market Value

	PURCHASED PUT OPTIONS - 0.33%
	Progress Energy, Inc.
90	Expiration April 2011, Exercise Price $41			$ 1,125
	ProLogis
315	Expiration March 2011, Exercise Price $13			8,190
	ProLogis
306	Expiration March 2011, Exercise Price $14			13,770
	Sara Lee Corp.
554	Expiration February 2011, Exercise Price $15			2,770
	Sara Lee Corp.
547	Expiration February 2011, Exercise Price $16			6,564
	Sara Lee Corp.
393	Expiration March 2011, Exercise Price $15			3,930
	Verizon Communications, Inc.
660	Expiration April 2011, Exercise Price $33			29,700
	Williams Co.
798	Expiration February 2011, Exercise Price $20			1,596
	TOTAL PURCHASED PUT OPTIONS			313,224
	( Cost - $379,018)

	SHORT-TERM INVESTMENTS - 5.68%
Shares	MONEY MARKET FUND - 5.68%
5,439,010	First American Government Obligations Fund, 0.00% +			5,439,010
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $5,439,010)

	TOTAL INVESTMENTS - 99.09%
	( Cost - $92,246,219)			$ 94,846,500
	OTHER ASSETS LESS LIABILITIES - 0.91%			874,927
	NET ASSETS - 100.00%			$ 95,721,427

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
				Market Value
At January 31, 2011, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:				$ 3,475,770
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:				(875,489)
Net unrealized appreciation				$ 2,600,281

Contracts**	SCHEDULE OF WRITTEN OPTIONS - (2.54%)
	American Electric Power, Inc.
822	Call - Expiration May 2011, Exercise Price $36			56,718
	Airgas, Inc.
153	Call - Expiration February 2011, Exercise Price $60			47,430
	Atheros Communications
217	Call - Expiration March 2011, Exercise Price $45			2,170
	AT&T, Inc.
683	Call - Expiration April 2011, Exercise Price $28			34,833
	Bank of Montreal
2	Call - Expiration February 2011, Exercise Price $55			620
	British Sky Broadcasting Group
226	Call - Expiration March 2011, Exercise Price $760			4,350
	Citigroup, Inc.
2,000	Call - Expiration February 2011, Exercise Price $4.50			66,000
	Coca-Cola Enterprises
586	Call - Expiration March 2011, Exercise Price $25			58,600
	Dillards, Inc. - Cl A
358	Call - Expiration March 2011, Exercise Price $39			121,720
	Dollar Thrifty Automotive Group
229	Call - Expiration February 2011, Exercise Price $47			36,640
	Emergency Medical Services Corp.
143	Call - Expiration February 2011, Exercise Price $60			119,405
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Contracts**	Security			Market Value

	SCHEDULE OF WRITTEN OPTIONS (Continued) - (2.54%)
	EXCO Resources, Inc.
518	Call - Expiration February 2011, Exercise Price $19			$ 56,980
	EXCO Resources, Inc.
65	Call - Expiration March 2011, Exercise Price $20			3,250
	Fortune Brands, Inc.
235	Call - Expiration March 2011, Exercise Price $60			72,850
	Genzyme Corp.
217	Call - Expiration February 2011, Exercise Price $70			82,460
	Huntsman Corp.
571	Call - Expiration February 2011, Exercise Price $16			88,505
	ITT Industries, Inc.
57	Call - Expiration February 2011, Exercise Price $60			3,990
	J Crew Group
219	Call - Expiration February 2011, Exercise Price $44			2,190
	JC Penney
581	Call - Expiration February 2011, Exercise Price $44			153,965
	McDonald's Corp.
257	Call - Expiration February 2011, Exercise Price $75			11,051
	Massey Energy Co.
436	Call - Expiration March 2011, Exercise Price $57.50			316,536
	Mead Johnson Nutrition
224	Call - Expiration February 2011, Exercise Price $60			11,872
	Mosaic Co.
127	Call - Expiration March 2011, Exercise Price $70			151,765
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Contracts**	Security			Market Value

	SCHEDULE OF WRITTEN OPTIONS (Continued) - (2.54%)
	Merck & Company, Inc.
610	Call - Expiration April 2011, Exercise Price $35			$ 27,450
	Nicor, Inc.
294	Call - Expiration April 2011, Exercise Price $50			27,930
	Pfizer, Inc.
1,000	Call - Expiration February 2011, Exercise Price $18			41,000
	Progress Energy, Inc.
90	Call - Expiration April 2011, Exercise Price $18			6,750
	ProLogis
315	Call - Expiration March 2011, Exercise Price $15			20,475
	ProLogis
306	Call - Expiration March 2011, Exercise Price $16			7,956
	Sara Lee Corporation
554	Call - Expiration February 2011, Exercise Price $17			24,930
	Sara Lee Corporation
547	Call - Expiration February 2011, Exercise Price $18			8,205
	Sara Lee Corporation
393	Call - Expiration March 2011, Exercise Price $17			23,580
	Seagate Technology
369	Call - Expiration February 2011, Exercise Price $13			39,114
	Verizon Communications, Inc.
660	Call - Expiration April 2011, Exercise Price $28			60,060
	Williams Co.
798	Call - Expiration February 2011, Exercise Price $23			319,200
	Yahoo, Inc.
57	Call - Expiration February 2011, Exercise Price $16			2,907
	TOTAL WRITTEN OPTIONS			2,113,457
	(Proceeds - $1,989,389)

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares	Security			Market Value

	SECURITIES SOLD SHORT - (10.21%)
13,800	Alpha Natural Resources, Inc.			$ 741,474
34,969	Bank of Montreal			2,018,061
78,136	CenturyLink, Inc.			3,378,600
47,300	First Niagara Financial Group, Inc.			656,524
19,774	FirstEnergy Corp.			773,559
13,000	Novartis AG			974,757
13,984	Rock-Tenn Co.			933,432
24,743	Southwest Airlines Co.			293,205
	TOTAL SECURITIES SOLD SHORT			9,769,612
	(Proceeds - $9,042,981)

				Unrealized
	SHORT EQUITY SWAPS - (0.02)%			Appreciation (Depreciation)
	AMP Limited Equity Swap, JP Morgan- December 15, 2011 to receive total return of AMP Ltd less USD- 3 Month LIBOR			(14,681)
	(Notional Amount $229,477)

	AMP Limited Equity Swap, JP Morgan- December 6, 2011 to receive total return of AMP Ltd less USD- 3 Month LIBOR			(8,689)
	(Notional Amount $97,958)
				(23,370)
	LONG EQUITY SWAPS - 0.33%
	ING Industrial Equity Swap, JP Morgan- December 15, 2011 to receive total return of ING Industrial less USD- 3 Month LIBOR			73,987
	(Notional Amount $1,813,771)

	British Sky Broadcasting Equity Swap, JP Morgan- March 15, 2012 to receive total return of British Sky Broadcasting less USD- 3 Month LIBOR			5,156
	(Notional Amount $176,974)

	British Sky Broadcasting Equity Swap, JP Morgan- December 15, 2011 to receive total return of British Sky Broadcasting less USD- 3 Month LIBOR			84,153
	(Notional Amount $1,599,065)

	AXA Asia Pacific Holdings Equity Swap, JP Morgan- December 6, 2011 to receive total return of AXA Asia Pacific Holdings less USD- 3 Month LIBOR			62,103
	(Notional Amount $801,584)
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
				Unrealized
	LONG EQUITY SWAPS - 0.33% (Continued)			Appreciation (Depreciation)
	AXA Asia Pacific Holdings Equity Swap, JP Morgan- December 15, 2011 to receive total return of AXA Asia Pacific Holdings less USD- 3 Month LIBOR			$ 86,195
	(Notional Amount $1,383,332)
				311,594

	TOTAL EQUITY SWAPS			$ 288,224

* Non-Income producing security.
** Each Option Contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
^ Subject to a Call Option Written.
+ Variable rate security. Dividend rate shown as of January 31, 2011

Dunham Loss Averse Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2011
Shares		Market Value

	COMMON STOCK - 39.9%
	BANKS - 4.7%
16,000	Bank of America Corp.	$ 219,680
4,000	JPMorgan Chase & Co.	179,760
4,000	Morgan Stanley	117,600
		517,040
	BEVERAGES - 1.7%
3,000	PepsiCo, Inc.	192,930

	BIOTECHNOLOGY - 6.9%
4,000	Amgen, Inc. *	220,320
20,000	Anadys Pharmaceuticals, Inc. *	25,000
6,600	Celgene Corp. *	340,098
4,500	Gilead Sciences, Inc. *	172,710
		758,128
	COSMETICS/PERSONAL CARE - 2.3%
4,000	Procter & Gamble Co.	252,520

	INTERNET - 4.4%
800	Google, Inc. - Cl. A *	480,288

	MISCELLANEOUS MANUFACTURING - 0.1%
600	General Electric Co.	12,084

	PHARMACEUTICALS - 4.1%
4,200	Abbott Laboratories	189,672
6,000	Merck & Co., Inc.	199,020
10,000	Ventrus Biosciences, Inc. *	61,200
		449,892
	REITS - 6.8%
60,000	ARMOUR Residential REIT, Inc.	469,200
10,000	Hatteras Financial Corp.	285,800
		755,000
	RETAIL - 3.1%
4,000	Best Buy Co., Inc.	136,000
17,000	Funtalk China Holdings Ltd. *	101,490
2,000	Target Corp.	109,660
		347,150
Dunham Loss Averse Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares		Market Value

	SEMICONDUCTORS - 4.8%
20,000	Advanced Micro Devices, Inc. *	$ 156,600
10,000	Applied Materials, Inc.	156,900
20,000	Micron Technology, Inc. *	210,800
		524,300
	TELECOMMUNICATIONS - 1.0%
5,000	Cisco Systems, Inc. *	105,750

	TOTAL COMMON STOCK ( Cost - $4,304,448)	4,395,082

	EXCHANGE TRADED FUNDS - 15.7%
	ASSET ALLOCATION FUND - 2.0%
10,000	PowerShares DB US Dollar Index Bullish Fund *	223,600

	COMMODITY FUND - 1.2%
5,000	iPath Goldman Sachs Crude Oil Total Return Index ETN *	127,200

	EQUITY FUND - 12.5%
18,000	Consumer Staples Select Sector SPDR Fund	519,840
50,000	ProShares UltraShort QQQ *	546,500
14,000	ProShares UltraShort S&P500 *	317,380
		1,383,720

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $1,887,332)	1,734,520

	SHORT-TERM INVESTMENTS - 43.9%
4,840,000	United States Treasury Bill - 0.10% @ 2/3/2011
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $4,839,987)	4,839,987

	TOTAL INVESTMENTS - 99.5% ( Cost - $11,031,767)	$ 10,969,589
	OTHER ASSETS LESS LIABILITIES - 0.5%	50,704
	NET ASSETS - 100.0%	$ 11,020,293

*	Non-income producing security.
	REIT - Real Estate Investment Trust
	ETN - Exchange Traded Note
	At January 31, 2011, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 193,567
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(255,745)
	Net unrealized depreciation:	$ (62,178)

Security valuation policies and other investment related disclosures are herby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2011
Shares	Security			Market Value

	COMMON STOCK - 47.80%
	AEROSPACE/DEFENSE - 1.93%
7,245	United Technologies Corp.			$ 589,019

	APPAREL - 1.22%
4,520	NIKE, Inc.			372,810

	BEVERAGES - 2.68%
7,650	Coca-Cola Co.			480,802
4,400	Diageo PLC - ADR			337,920
				818,722
	COMPUTERS - 3.17%
8,775	Accenture PLC - Cl. A			451,649
4,200	Infosys Technologies Ltd. - ADR			284,382
5,444	Teradata Corp. *			234,038
				970,069
	DIVERSIFIED FINANCIAL SERVICES - 3.06%
2,650	Affiliated Managers Group, Inc. *			269,848
3,000	Franklin Resources, Inc.			361,950
4,600	T. Rowe Price Group, Inc.			303,232
				935,030
	HEALTHCARE-PRODUCTS - 0.78%
4,000	Johnson & Johnson			239,080

	INTERNET - 4.43%
4,400	Amazon.com, Inc. *			746,416
20,000	Ebay, Inc. *			607,200
				1,353,616
	MACHINERY - CONSTRUCTION & MINING - 0.63%
2,000	Caterpillar, Inc.			194,020

	MINING - 0.82%
2,300	Freeport-McMoRan Copper & Gold, Inc.			250,125

	MISCELLANEOUS MANUFACTURING - 6.99%
8,500	Dover Corp.			544,850
6,950	Eaton Corp.			750,322
6,550	Parker Hannifin Corp.			585,636
2,000	Siemens AG			256,820
				2,137,628
Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares	Security			Market Value

	OIL & GAS - 5.02%
1,925	CNOOC Ltd. - ADR			$ 428,621
5,750	Helmerich & Payne, Inc.			337,698
3,915	Occidental Petroleum Corp.			378,502
11,994	Pride International, Inc. *			389,805
				1,534,626
	OIL & GAS SERVICES - 2.40%
4,745	Baker Hughes, Inc.			325,080
2,350	Schlumberger Ltd.			209,126
5,700	Superior Energy Services, Inc. *			200,184
				734,390
	RETAIL - 0.63%
3,450	Wal-Mart Stores, Inc.			193,442

	SEMICONDUCTORS - 4.68%
5,100	Altera Corp.			191,607
23,000	Applied Materials, Inc.			360,870
26,580	ARM Holdings PLC - ADR			665,563
10,000	Intel Corp.			214,600
				1,432,640
	SOFTWARE - 6.93%
9,000	Autodesk, Inc. *			366,120
8,200	Check Point Software Technologies Ltd. *			365,310
18,500	Microsoft Corp.			512,913
23,100	Oracle Corp.			739,893
3,400	VeriFone Systems, Inc. *			135,796
				2,120,032
	TELECOMMUNICATIONS - 2.43%
13,750	QUALCOMM, Inc.			744,287

	TOTAL COMMON STOCK			14,619,536
	( Cost - $11,646,777)

Shares	Security	Dividend Rate (%)
	PREFERRED STOCK - 8.03%
	AGRICULTURE - 1.91%
14,000	Archer-Daniels-Midland Co.	6.250%		582,260

	BANKS - 1.11%
325	Wells Fargo & Co.	7.500%		339,830
Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011

Shares	Security	Dividend Rate (%)		Market Value

	DIVERSIFIED FINANCIAL SERVICES - 2.70%
5,500	AMG Capital Trust II	5.150%		$ 228,250
6,150	Vale Capital II	6.750%		597,534
				825,784
	OIL & GAS - 2.31%
10,800	Apache Corp.	6.000%		706,752

	TOTAL PREFERRED STOCK			2,454,626
	( Cost - $2,098,670)

Principal Amount		Interest Rate (%)	Maturity Date
	CONVERTIBLE BONDS - 43.56%
	ADVERTISING - 1.19%
$ 342,000	Omnicom Group, Inc.	0.000%	7/1/2038	364,230

	BEVERAGES - 1.89%
250,000	Coca-Cola Co.	3.625%	3/15/2014	265,297
275,000	Molson Coors Brewing Co.	2.500%	7/30/2013	313,500
				578,797
	BIOTECHNOLOGY - 3.02%
356,000	Amgen, Inc.	0.375%	2/1/2013	359,115
253,000	Gilead Sciences, Inc. - 144A	1.625%	5/1/2016	273,240
250,000	Life Technologies Corp.	3.250%	6/15/2025	292,500
				924,855
	CHEMICALS - 0.92%
290,000	EI du Pont de Nemours & Co.	1.950%	1/15/2016	281,175

	COMPUTERS - 7.14%
650,000	EMC Corp.	1.750%	12/1/2013	1,056,250
260,000	International Business Machines Corp.	2.100%	5/6/2013	266,107
300,000	NetApp, Inc.	1.750%	6/1/2013	532,875
300,000	SanDisk Corp.	1.500%	8/15/2017	328,125
				2,183,357
	COSMETICS/PERSONAL CARE - 1.10%
100,000	Colgate-Palmolive Co.	1.375%	11/1/2015	96,356
230,000	Colgate-Palmolive Co.	3.150%	8/5/2015	239,745
				336,101
Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011

Principal Amount	Security	Interest Rate (%)	Maturity Date	Market Value

	HEALTHCARE-PRODUCTS - 1.37%
$ 140,000	Hologic, Inc.	2.000%	12/15/2037	$ 160,825
250,000	Stryker Corp.	3.000%	1/15/2015	257,455
				418,280
	HOLDING COMPANIES-DIVERSIFIED - 1.06%
210,000	Leucadia National Corp.	3.750%	4/15/2014	323,663

	INTERNET - 2.90%
270,000	Priceline.com, Inc. - 144A	1.250%	3/15/2015	421,200
270,000	Symantec Corp.	1.000%	6/15/2013	313,875
150,000	WebMD Health Corp. - 144A	2.500%	1/31/2018	151,688
				886,763
	MACHINERY-DIVERSIFIED - 1.35%
300,000	AGCO Corp.	1.250%	12/15/2036	411,750

	MINING - 3.94%
350,000	Goldcorp, Inc.	2.000%	8/1/2014	411,250
390,000	Newmont Mining Corp.	1.250%	7/15/2014	523,575
200,000	Newmont Mining Corp.	1.625%	7/15/2017	271,250
				1,206,075
	MISCELLANEOUS MANUFACTURING - 1.10%
250,000	Danaher Corp.	0.000%	1/22/2021	335,625

	OIL & GAS - 0.75%
140,000	Pioneer Natural Resources Co.	2.875%	1/15/2038	230,125

	OIL & GAS SERVICES - 0.20%
59,000	SESI LLC	1.500%	12/15/2026	60,844

	PHARMACEUTICALS - 3.50%
155,000	Endo Pharmaceuticals Holdings, Inc.	1.750%	4/15/2015	197,431
150,000	Medicis Pharmaceutical Corp.	2.500%	6/4/2032	157,688
420,000	Mylan, Inc.	1.250%	3/15/2012	478,275
200,000	Salix Pharmaceuticals Ltd.	2.750%	5/15/2015	238,327
				1,071,721
	RETAIL - 1.95%
270,000	McDonald's Corp.	3.500%	7/15/2020	261,730
325,000	Wal-Mart Stores, Inc.	2.875%	4/1/2015	333,837
				595,567
Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011

Principal Amount	Security	Interest Rate (%)	Maturity Date	Market Value

	SEMICONDUCTORS - 5.27%
$ 235,000	Intel Corp.	3.250%	8/1/2039	$ 286,406
430,000	Linear Technology Corp.	3.000%	5/1/2027	464,461
292,000	ON Semiconductor Corp.	2.625%	12/15/2026	368,650
140,000	Rovi Corp. - 144A	2.625%	2/15/2040	204,400
230,000	Xilinx, Inc. - 144A	2.625%	6/15/2017	287,788
				1,611,705
	SOFTWARE - 4.23%
289,000	Concur Technologies, Inc. - 144A	2.500%	4/15/2015	342,465
182,000	Microsoft Corp. - 144A	0.000%	6/15/2013	196,333
150,000	Nuance Communications, Inc.	2.750%	8/15/2027	187,125
190,000	RightNow Technologies, Inc. - 144A	2.500%	11/15/2030	205,437
325,000	VeriFone Systems, Inc.	1.375%	6/15/2012	361,969
				1,293,329
	TELECOMMUNICATIONS - 0.68%
190,000	Ixia - 144A	3.000%	12/15/2015	207,812

	TOTAL CONVERTIBLE BONDS			13,321,774
	( Cost - $11,972,116)

	SHORT-TERM INVESTMENTS - 3.24%
	MONEY MARKET FUND - 3.24%
991,040	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.17% *			991,040
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $991,040)

	TOTAL INVESTMENTS - 102.63%
	( Cost - $26,708,602)			$ 31,386,976
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.63) %			(804,332)
	NET ASSETS - 100.00%			$ 30,582,644

*  Non-Income producing security.
ADR - American Depositary Receipt
144A - Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011

At January 31, 2011, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:				$ 4,781,887
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:				(103,514)
Net unrealized appreciation				$ 4,678,373

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

Dunham Large Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2011
Shares		Market Value

	COMMON STOCK - 97.9%
	AEROSPACE/DEFENSE - 4.9%
18,572	Honeywell International, Inc.	$ 1,040,218
14,016	United Technologies Corp.	1,139,501
		2,179,719
	BANKS - 10.6%
90,828	Bank of America Corp.	1,247,068
39,200	Bank of New York Mellon Corp.	1,224,216
34,102	JPMorgan Chase & Co.	1,532,544
27,907	US Bancorp	753,489
		4,757,317
	COMPUTERS - 1.1%
38,400	Dell, Inc. *	505,344

	CONGLOMERATES - 11.5%
20,400	Dover Corp.	1,307,640
15,652	Emerson Electric Co.	921,590
13,867	Fortune Brands, Inc.	855,317
102,827	General Electric Co.	2,070,936
		5,155,483
	COSMETICS/PERSONAL CARE - 2.9%
20,200	Procter & Gamble Co.	1,275,226

	ELECTRIC - 2.0%
16,536	NextEra Energy, Inc.	884,015

	ELECTRIC UTILITIES - 2.2%
30,900	Public Service Enterprise Group, Inc.	1,002,087

	HEALTHCARE-SERVICES - 3.7%
10,800	Covance, Inc. *	608,904
17,900	Humana, Inc. *	1,037,663
		1,646,567
	INDUSTRIAL EQUIPMENT - 1.3%
12,580	Ingersoll-Rand PLC	593,776

	INSURANCE - 1.7%
24,432	Allstate Corp.	760,812

	INTERNET - 1.6%
23,900	eBay, Inc. *	725,604
Dunham Large Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares		Market Value

	MEDIA - 1.7%
11,200	Time Warner Cable, Inc.	$ 759,696

	MEDICAL - 5.4%
20,800	Baxter International, Inc.	1,008,592
8,902	Laboratory Corp. of America Holdings *	800,379
10,400	Quest Diagnostics, Inc.	592,280
		2,401,251
	MINING - 3.3%
13,700	Freeport-McMoRan Copper & Gold, Inc.	1,489,875

	OIL & GAS - 19.1%
17,532	Apache Corp.	2,092,619
17,500	Chevron Corp.	1,661,275
23,996	ConocoPhillips	1,714,754
38,974	Marathon Oil Corp.	1,781,112
16,400	Transocean Ltd. *	1,310,852
		8,560,612
	PHARMACEUTICALS - 4.9%
34,200	AmerisourceBergen Corp.	1,226,412
17,800	Watson Pharmaceuticals, Inc. *	970,456
		2,196,868
	RETAIL - 1.4%
28,800	Staples, Inc.	642,528

	RETAIL - AUTO PARTS - 2.0%
3,536	AutoZone, Inc. *	896,482

	RETAIL - CONSUMER ELECTRONICS - 2.1%
28,200	Best Buy Co., Inc.	958,800

	RETAIL - DISCOUNT - 2.9%
23,000	Wal-Mart Stores, Inc.	1,289,610

	SEMICONDUCTORS - 2.7%
55,228	Intel Corp.	1,185,193

	SOFTWARE - 2.9%
47,200	Microsoft Corp.	1,308,620

Dunham Large Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares		Market Value

	TELEPHONE - INTERGRATED - 2.9%
47,145	AT&T, Inc.	$ 1,297,430

	TOBACCO - 3.1%
34,895	Altria Group, Inc.	820,381
9,595	Philip Morris International, Inc.	549,218
		1,369,599

	TOTAL COMMON STOCK ( Cost - $32,377,861)	43,842,514

	SHORT-TERM INVESTMENTS - 2.1%
	MONEY MARKET FUND - 2.1%
937,608	AIM STIT-STIC Prime Portfolio - 0.12% +
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $937,608)	937,608

	TOTAL INVESTMENTS - 100.0% ( Cost - $33,315,469)	$ 44,780,122
	OTHER ASSETS LESS LIABILITIES - 0.0%	4,959
	NET ASSETS - 100.0%	$ 44,785,081

*	Non-income producing security.
+	Variable rate security, Interest rate as of January 31, 2011.
	At January 31, 2011, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 13,042,273
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(1,577,620)
	Net unrealized appreciation:	$ 11,464,653

Security valuation policies and other investment related disclosures are herby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

Dunham Real Estate Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2011
Shares	Security	Market Value

	COMMON STOCK - 98.33%
	REITS - APARTMENTS - 15.44%
3,340	AvalonBay Communities, Inc.	$ 387,206
5,100	BRE Properties, Inc.	227,715
11,300	Equity Residential	612,347
1,800	Essex Property Trust, Inc.	208,800
10,300	UDR, Inc.	241,844
		1,677,912
	REITS - DIVERSIFIED - 14.19%
16,600	CapLease, Inc.	91,632
1,500	Digital Realty Trust, Inc.	81,600
5,600	DuPont Fabros Technology, Inc.	128,352
16,800	Lexington Realty Trust	142,296
7,700	Liberty Property Trust	267,729
12,400	Mission West Properties, Inc.	85,064
6,267	One Liberty Properties, Inc.	101,400
1,600	PS Business Parks, Inc.	93,136
4,511	Vornado Realty Trust	397,374
5,000	Washington Real Estate Investment Trust	153,400
		1,541,983
	REITS - HEALTH CARE - 7.86%
11,400	HCP, Inc.	422,826
1,400	Health Care REIT, Inc.	68,712
1,200	Nationwide Health Properties, Inc.	45,060
8,200	Senior Housing Properties Trust	183,844
2,400	Ventas, Inc.	133,104
		853,546
	REITS - HOTELS - 10.70%
29,300	Ashford Hospitality Trust, Inc. *	285,675
18,700	Hospitality Properties Trust	465,069
22,226	Host Hotels & Resorts, Inc.	411,403
		1,162,147
	REITS - MANUFACTURED HOMES - 1.28%
4,200	Sun Communities, Inc.	139,104

	REITS - MORTGAGE - 0.14%
4,200	Gramercy Capital Corp *	14,826

Dunham Real Estate Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares	Security	Market Value

	REITS - OFFICE PROPERTY - 14.55%
2,600	Boston Properties, Inc.	$ 245,362
13,600	Brandywine Realty Trust	157,760
6,775	CommonWealth REIT	180,689
5,300	Highwoods Properties, Inc.	173,681
13,100	Mack-Cali Realty Corp.	458,762
2,600	Parkway Properties, Inc./Md	43,940
4,400	SL Green Realty Corp.	320,144
		1,580,338
	REITS - REGIONAL MALLS - 21.49%
12,200	CBL & Associates Properties, Inc.	208,132
12,000	General Growth Properties, Inc. *	177,720
14,400	Glimcher Realty Trust	126,864
4,912	Macerich Co.	239,018
10,500	Pennsylvania Real Estate Investment Trust	143,431
14,191	Simon Property Group, Inc.	1,439,677
		2,334,842
	REITS - SHOPPING CENTERS - 5.27%
600	Federal Realty Investment Trust	48,258
15,881	Kimco Realty Corp.	287,287
5,500	Regency Centers Corp.	237,105
		572,650
	REITS - STORAGE - 4.81%
3,082	Public Storage	335,876
1,100	Sovran Self Storage, Inc.	42,284
15,000	U-Store-It Trust	144,900
		523,060
	REITS - WAREHOUSE/INDUSTRIAL - 2.61%
1,000	AMB Property Corp.	33,550
16,100	First Industrial Realty Trust, Inc. *	164,542
5,700	ProLogis	85,044
		283,136

	TOTAL COMMON STOCK	10,683,544
	( Cost - $7,825,108)

Dunham Real Estate Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares	Security	Market Value

	SHORT-TERM INVESTMENTS - 1.53%
	MONEY MARKET FUND - 1.53%
166,810	Fidelity Institutional Money Market Funds - Government Portfolio, 0.04%	$ 166,810
	TOTAL SHORT-TERM INVESTMENTS	166,810
	( Cost - $166,810)

	TOTAL INVESTMENTS - 99.87%
	( Cost - $7,991,918)	$ 10,850,354
	OTHER ASSETS LESS LIABILITIES - 0.13%	14,268
	NET ASSETS - 100.00%	$ 10,864,622

* Non-Income producing security. REIT - Real Estate Investment Trust.

At January 31, 2011, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:		$ 2,885,995
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:		(27,559)
Net unrealized appreciation		$ 2,858,436

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2011
Shares		Market Value

	COMMON STOCK - 96.6%
	AEROSPACE/DEFENSE - 1.7%
38,769	BAE Systems PLC	$ 212,693
14,786	Cobham PLC	49,742
41,509	Rolls-Royce Group PLC *	424,664
923	Safran SA	33,407
1,455	Thales SA	54,152
		774,658
	AGRICULTURE - 0.2%
3,800	Swedish Match AB	109,759

	AIRLINES - 0.6%
11,003	Deutsche Lufthansa AG *	231,677
10,502	Turk Hava Yollari *	33,927
		265,604
	APPAREL - 0.2%
3,656	Gildan Activewear Inc. *	107,903

	AUTO MANUFACTURERS - 5.3%
10,000	Daihatsu Motor Co. Ltd.	165,839
32,000	Dongfeng Motor Group Co. Ltd.	56,911
39,000	Fuji Heavy Industries Ltd.	334,408
11,000	Hino Motors Ltd.	62,147
917	Hyundai Motor Co.	146,836
480	Hyundai Motor Co.	26,507
1,060	Hyundai Motor Co.	62,727
15,000	Isuzu Motors Ltd.	70,890
12,650	Kia Motors Corp.	619,768
6,000	Mazda Motor Corp.	17,775
8,329	Peugeot SA *	348,891
7,364	Renault SA *	482,251
		2,394,950
	AUTO PARTS & EQUIPMENT - 4.2%
5,200	Aisin Seiki Co. Ltd.	197,797
8,735	Cie Generale des Etablissements Michelin	636,830
32,145	GKN PLC	103,956
1,090	Hankook Tire Co. Ltd.	26,972
6,000	Koito Manufacturing Co. Ltd.	104,011
6,416	Nokian Renkaat OYJ	231,668
5,531	Pirelli & C SpA	42,341
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares		Market Value

	AUTO PARTS & EQUIPMENT - 4.2% ( Continued)
10,500	Sumitomo Rubber Industries Ltd.	$ 111,030
7,417	Valeo SA *	435,537
		1,890,142
	BANKS - 4.9%
10,695	ABSA Group Ltd.	198,320
491	Akbank TAS	2,315
5,380	Alpha Bank AE *	31,619
1,056	Banco Santander Chile - ADR	89,633
180,500	Bank Danamon Indonesia Tbk PT	119,300
13,116	Bank Handlowy w Warszawie SA	436,180
18,417	Bank of Cyprus Public Co. Ltd.	78,111
891	BNP Paribas	66,622
25,464	Credit Agricole SA	376,458
73,561	FirstRand Ltd.	200,130
133	Komercni Banka AS	31,856
4,198	National Bank of Greece SA *	40,849
36,880	Natixis *	196,193
26,100	Public Bank Bhd	114,305
8,119	Standard Bank Group Ltd.	119,171
41,648	Turkiye Vakiflar Bankasi Tao	103,259
		2,204,321
	BEVERAGES - 1.4%
14,500	Cia de Bebidas das Americas	387,989
1,511	Heineken Holding NV	67,132
3,790	Heineken NV	191,125
		646,246
	BUILDING MATERIALS - 0.2%
36	Sika AG	79,225

	CHEMICALS - 3.3%
7,495	Akzo Nobel NV	468,997
941	Brenntag AG *	89,215
321	Honam Petrochemical Corp.	103,942
7,197	Koninklijke DSM NV	426,741
756	LG Chem Ltd.	284,485
2,528	Yara International ASA	142,317
		1,515,697
	COAL - 1.4%
127,500	Indo Tambangraya Megah PT	656,374

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares		Market Value

	COMMERCIAL SERVICES - 0.1%
618	Bureau Veritas SA	$ 44,888

	COMPUTERS - 0.7%
403	Cap Gemini SA	20,310
11,640	Logitech International SA *	219,179
1,463	Research In Motion Ltd. *	86,343
		325,832
	DISTRIBUTION/WHOLESALE - 0.2%
19,900	Sojitz Corp.	44,048
1,507	Wolseley PLC *	52,566
		96,614
	DIVERSIFIED FINANCIAL SERVICES - 2.5%
15,117	Investec Ltd.	113,704
36,333	Investec PLC	278,738
50,929	Man Group PLC	240,142
8,200	Redecard SA	100,914
641	RMB Holdings Ltd.	3,428
14,252	Schroders PLC	412,062
		1,148,988
	ELECTRIC - 0.8%
2,470	Centrais Eletricas Brasileiras SA *	118
12,700	Centrais Eletricas Brasileiras SA	169,950
5,100	Cia Energetica de Sao Paulo	86,742
5,400	Eletropaulo Metropolitana SA *	104,845
		361,655
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
1,635	Legrand SA	65,945
772	LG Electronics, Inc.	80,726
		146,671
	ELECTRONICS - 0.5%
26,230	Laird PLC	68,165
1,310	LG Display Co. Ltd.	44,548
3,302	LG Display Co. Ltd. - ADR *	55,969
4,500	Mitsumi Electric Co. Ltd.	74,518
		243,200
	ENGINEERING & CONSTRUCTION - 1.8%
4,264	Aeroports de Paris	358,844
20,219	Aveng Ltd.	107,165
1,138	Bouygues SA	52,930
1,500	Grupo Aeroportuario del Pacifico SAB de CV - Cl. B	5,869
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares		Market Value

	ENGINEERING & CONSTRUCTION - 1.8% ( Continued)
1,669	Hochtief AG	$ 147,978
9,685	Sacyr Vallehermoso SA *	91,980
26,000	Taisei Corp.	62,339
		827,105
	ENTERTAINMENT - 0.4%
8,549	OPAP SA	172,887

	FOOD - 4.6%
1,671	Aryzta AG	73,763
2,684	BIM Birlesik Magazalar AS	86,428
7,027	Jeronimo Martins SGPS SA	106,147
1,389	Kerry Group PLC	45,069
7,758	Kesko OYJ	373,478
28,129	Koninklijke Ahold NV	381,686
6,244	Nestle SA	338,701
5,790	Shoprite Holdings Ltd.	71,962
3,428	Unilever NV - ADR	101,572
17,102	Unilever NV - GDR	506,217
		2,085,023
	FOOD SERVICE - 0.5%
27,709	Compass Group PLC	246,644

	GAS - 0.1%
85,000	Perusahaan Gas Negara PT	39,964

	HEALTHCARE-PRODUCTS - 1.0%
1,201	Coloplast A/S	174,930
1,893	Smith & Nephew PLC	21,152
3,276	William Demant Holding A/S *	262,844
		458,926
	HEALTHCARE-SERVICES - 0.1%
397	BioMerieux	43,358

	HOLDING COMPANIES-DIVERSIFIED - 2.6%
135,353	Dogan Sirketler Grubu Holdings *	93,140
16,905	Haci Omer Sabanci Holding AS	72,354
9,594	Imperial Holdings Ltd.	147,612
28,100	Itausa - Investimentos Itau SA	197,920
96,434	KOC Holding AS	396,310
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares		Market Value

	HOLDING COMPANIES-DIVERSIFIED - 2.6% ( Continued)
2,711	LG Corp. *	$ 206,434
3,385	Remgro Ltd.	51,543
		1,165,313
	HOME BUILDERS - 0.1%
6,000	Sekisui Chemical Co. Ltd.	46,135

	HOME FURNISHINGS - 0.8%
22,671	Arcelik AS	117,850
8,985	Electrolux AB	256,661
		374,511
	HOUSEWARES - 0.3%
57,407	Turkiye Sise ve Cam Fabrikalari AS *	118,388

	INSURANCE - 6.3%
52,072	Aviva PLC	370,775
901	Baloise Holding AG	93,104
52,752	Discovery Holdings Ltd.	276,908
760	Dongbu Insurance Co. Ltd.	30,862
2,317	Hannover Rueckversicherung AG	129,818
12,414	MMI Holdings Ltd.	28,405
67,497	Old Mutual PLC	136,067
9,411	Sampo OYJ	277,971
1,017	Samsung Fire & Marine Insurance Co. Ltd.	210,360
34,544	Sanlam Ltd.	130,947
2,496	SCOR SE	69,191
9,992	Standard Life PLC	36,727
2,077	Swiss Life Holding AG *	333,111
6,782	Swiss Reinsurance Co. Ltd.	389,267
1,282	Zurich Financial Services AG	351,936
		2,865,449
	INTERNET - 0.6%
6,100	Tencent Holdings Ltd.	159,262
6,169	United Internet AG	102,418
		261,680
	INVESTMENT COMPANIES - 0.7%
14,903	Discount Investment Corp.	290,463
10,194	Resolution Ltd.	42,690
		333,153
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares		Market Value

	IRON/STEEL - 1.7%
24,032	BlueScope Steel Ltd.	$ 50,831
1,850	Dongkuk Steel Mill Co. Ltd.	59,404
13,509	Fortescue Metals Group Ltd. *	86,502
2,618	Kumba Iron Ore Ltd.	164,475
1,236	Salzgitter AG	100,646
6,481	Voestalpine AG	291,275
		753,133
	LEISURE TIME - 0.4%
10,300	Yamaha Corp.	126,564
1,900	Yamaha Motor Co. Ltd. *	35,206
		161,770
	MACHINERY-CONSTRUCTION & MINING - 0.3%
5,450	Atlas Copco AB	118,879

	MACHINERY-DIVERSIFIED - 0.2%
893	MAN SE	104,133

	MEDIA - 1.8%
153,500	BEC World PCL	157,299
15,829	ITV PLC *	19,709
1,067	Kabel Deutschland Holding AG *	54,002
5,933	Societe Television Francaise 1	115,297
16,799	Vivendi SA	481,095
		827,402
	METAL FABRICATE/HARDWARE - 1.5%
28,535	Tenaris SA	669,437

	MINING - 7.2%
507,500	Aneka Tambang Tbk PT	123,178
4,417	Antofagasta PLC	99,625
3,153	Boliden AB	65,943
4,242	Cia de Minas Buenaventura SA - ADR	173,922
1,548	Fresnillo PLC	32,193
6,267	Gold Fields Ltd. - ADR	99,457
1,771	Gold Fields Ltd.	28,049
220	Industrias Penoles SAB de CV	7,312
2,310	Kazakhmys PLC	55,765
8,812	KGHM Polska Miedz SA	516,709
33,000	Mitsubishi Materials Corp. *	101,751
1,729	MMC Norilsk Nickel OJSC - ADR	44,608
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares		Market Value

	MINING - 7.2% ( Continued)
37,646	OZ Minerals Ltd.	$ 61,595
417	Randgold Resources Ltd.	31,823
15,154	Southern Copper Corp.	679,202
22,766	Umicore SA	1,168,760
		3,289,892
	MISCELLANEOUS MANUFACTURING - 0.7%
504	Cheil Industries, Inc.	54,119
6,365	IMI PLC	88,833
4,900	Nikon Corp.	113,794
586	Wartsila OYJ	45,362
		302,108
	OIL & GAS - 5.8%
990	BP PLC - ADR	46,995
3,078	Canadian Oil Sands Ltd.	83,870
2,753	Ecopetrol SA - ADR	117,663
1,774	Lukoil OAO - ADR	109,935
447	OMV AG	19,841
4,276	Polski Koncern Naftowy Orlen S.A. *	71,129
12,722	Repsol YPF SA	401,162
715	Repsol YPF SA - ADR	22,694
2,406	Sasol Ltd.	116,854
140	Sasol Ltd. - ADR	6,836
887	SK Holdings Co. Ltd.	131,722
16,399	Total SA	961,326
3,071	Total SA - ADR	180,483
14,255	Tupras Turkiye Petrol Rafinerileri AS	371,353
		2,641,863
	OIL & GAS SERVICES - 0.3%
5,652	Petrofac Ltd.	141,817

	PHARMACEUTICALS - 8.0%
21,526	AstraZeneca PLC	1,050,580
4,930	Celesio AG	124,464
31,321	GlaxoSmithKline PLC - ADR	1,137,892
3,782	Novo Nordisk A/S	426,567
1,800	Ono Pharmaceutical Co. Ltd.	87,731
6,054	Orion OYJ	137,060
4,960	Sanofi-Aventis SA	339,586
2,800	Santen Pharmaceutical Co. Ltd.	100,489
848	Shire PLC	22,416
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares		Market Value

	PHARMACEUTICALS - 8.0% ( Continued)
900	Takeda Pharmaceutical Co. Ltd.	$ 43,439
4,800	Valeant Pharmaceuticals International, Inc.	175,155
		3,645,379
	REAL ESTATE - 0.2%
16,000	Fraser and Neave Ltd.	79,767

	RETAIL - APPAREL/SHOES - 2.3%
9,035	Hennes & Mauritz AB	296,665
8,528	Inditex SA	646,015
3,281	Next PLC	103,875
		1,046,555
	RETAIL - BUILDING PRODUCTS - 0.2%
26,185	Kingfisher PLC	105,616

	RETAIL - CONVENIENCE STORE - 0.7%
8,180	Alimentation Couche Tard, Inc.	218,563
75,900	CP ALL PCL	94,846
		313,409
	RETAIL - JEWELRY - 0.6%
1,475	Cie Financiere Richemont SA	80,614
433	Swatch Group AG	174,424
		255,038
	RETAIL - MAJOR DEPARTMENT STORE - 0.4%
35,237	Home Retail Group PLC	121,939
11,933	Pick n Pay Stores Ltd.	71,301
		193,240
	RETAIL - MISC/DIVERSIFIED - 0.3%
4,731	Massmart Holdings Ltd.	94,021
11,804	Woolworths Holdings Ltd.	38,712
		132,733
	RETAIL - PUBS - 0.3%
39,979	Enterprise Inns PLC *	68,746
51,316	Punch Taverns PLC *	56,526
		125,272
	SEMICONDUCTORS - 1.4%
10,021	ARM Holdings PLC	82,739
13,400	Infineon Technologies AG *	143,658
409,727	Macronix International	315,668
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares		Market Value

	SEMICONDUCTORS - 1.4% ( Continued)
1,128	STMicroelectronics NV - ADR	$ 13,671
4,799	STMicroelectronics NV	58,150
		613,886
	SOFTWARE - 0.4%
3,502	Autonomy Corp. PLC *	84,108
1,294	SAP AG	75,155
		159,263
	TELECOMMUNICATIONS - 12.5%
64,179	Bezeq The Israeli Telecommunication Corp. Ltd.	171,160
5,500	Brasil Telecom SA	42,550
168,525	BT Group PLC	475,023
157	BT Group PLC - ADR	4,443
67,093	Cable & Wireless Worldwide PLC	76,181
1,882	Cellcom Israel Ltd.	56,705
2,391	Cellcom Israel Ltd.	73,021
11,131	Inmarsat PLC	121,331
13,436	Mobile Telesystems OJSC - ADR	256,762
10,911	MTN Group Ltd.	187,250
2,338	Nippon Telegraph & Telephone Corp. - ADR	54,312
9,700	Nippon Telegraph & Telephone Corp.	450,635
13,341	Nokia OYJ - ADR	142,749
105,674	Nokia OYJ	1,129,192
514	NTT DoCoMo, Inc. - ADR	9,226
169	NTT DoCoMo, Inc.	302,619
770,000	PCCW Ltd.	364,967
1,000	Softbank Corp.	34,419
606	Swisscom AG	268,430
7,017	Tele2 AB	155,478
13,575	Telenor ASA	209,272
264	Telkom SA Ltd.	1,294
1,223	Turk Telekomunikasyon AS	5,030
5,124	VimpelCom Ltd. - ADR	70,916
23,030	Vodafone Group PLC - ADR	653,131
126,429	Vodafone Group PLC	355,268
		5,671,364
	TRANSPORTATION - 0.7%
17,081	Deutsche Post AG	314,527

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares		Market Value

	WATER - 0.3%
1,577	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	$ 78,172
2,000	Cia de Saneamento Basico do Estado de Sao Paulo	48,748
931	Severn Trent PLC	20,416
		147,336

	TOTAL COMMON STOCK ( Cost - $37,327,182)	43,865,082

	SHORT-TERM INVESTMENTS - 3.7%
	MONEY MARKET FUND - 3.7%
1,689,450	Fidelity Institutional Money Market Funds - Government Portfolio - 0.01% +
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $1,689,450)	1,689,450

	TOTAL INVESTMENTS - 100.3% ( Cost - $39,016,632)	$ 45,554,532
	OTHER LIABILITIES LESS ASSETS - (0.3) %	(157,640)
	NET ASSETS - 100.0%	$45,396,892

*	Non-income producing security.
+	Variable rate security, Interest rate as of January 31, 2011.
	ADR - American Depositary Receipt
	GDR - Global Depositary Receipt
	At January 31, 2011, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 8,225,142
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(1,687,242)
	Net unrealized appreciation:	$ 6,537,900

Security valuation policies and other investment related disclosures are herby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

Dunham Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2011
Shares		Market Value

	COMMON STOCK - 94.2%
	APPAREL - 1.7%
5,200	Columbia Sportswear Co.	$ 317,096

	AUTO PARTS & EQUIPMENT - 2.1%
16,750	Cooper Tire & Rubber Co.	382,905

	BANKS - 8.7%
20,440	Astoria Financial Corp.	291,066
6,600	Community Bank System, Inc.	166,848
30,850	Fulton Financial Corp.	318,372
7,650	Trustmark Corp.	183,523
6,035	Westamerica Bancorporation	301,750
9,640	Wintrust Financial Corp.	317,252
		1,578,811
	CHEMICALS - 3.6%
8,170	Cabot Corp.	353,352
8,770	Innophos Holdings, Inc.	290,901
		644,253
	COMMERCIAL SERVICES - 3.4%
8,590	Brink's Co.	231,930
5,830	CDI Corp.	93,630
4,200	MAXIMUS, Inc.	284,970
		610,530
	DISTRIBUTION/WHOLESALE - 2.1%
12,752	Owens & Minor, Inc.	376,567

	ELECTRIC - 1.5%
8,720	UIL Holdings Corp.	263,257

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.2%
11,620	Belden, Inc.	403,911

	ELECTRONICS - 2.4%
16,750	CTS Corp.	189,945
8,138	Park Electrochemical Corp.	247,883
		437,828
	GAS - 2.3%
8,075	South Jersey Industries, Inc.	421,838

Dunham Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares		Market Value

	HAND/MACHINE TOOLS - 2.4%
10,530	Franklin Electric Co., Inc.	$ 432,572

	HEALTHCARE-PRODUCTS - 4.7%
6,070	Cooper Cos., Inc.	348,054
12,330	Meridian Bioscience, Inc.	270,520
6,670	STERIS Corp.	232,249
		850,823
	HOUSEHOLD PRODUCTS - 6.2%
11,150	Ennis, Inc.	185,425
4,095	Lancaster Colony Corp.	227,559
4,720	Toro Co.	287,070
9,220	Tupperware Brands Corp.	421,815
		1,121,869
	INSURANCE - 10.1%
13,680	Alterra Capital Holdings Ltd.	294,804
29,410	American Equity Investment Life Holding Co.	372,919
6,150	Endurance Specialty Holdings Ltd.	285,914
930	Infinity Property & Casualty Corp.	55,558
6,695	Platinum Underwriters Holdings Ltd.	295,919
10,850	Protective Life Corp.	299,135
5,020	StanCorp Financial Group, Inc.	223,942
		1,828,191
	IRON/STEEL - 1.5%
4,450	Schnitzer Steel Industries, Inc.	274,565

	METAL FABRICATE/HARDWARE - 1.6%
15,120	Worthington Industries, Inc.	287,280

	MINING - 1.1%
19,150	Silvercorp Metals, Inc.	202,990

	MISCELLANEOUS MANUFACTURING - 2.0%
8,500	AO Smith Corp.	363,885

	OIL & GAS - 5.8%
4,550	Berry Petroleum Co.	212,349
5,150	Holly Corp.	252,711
10,250	Penn Virginia Corp.	178,145
6,550	SM Energy Co.	407,148
		1,050,353
Dunham Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares		Market Value

	PACKAGING & CONTAINERS - 2.4%
17,760	Temple-Inland, Inc.	$ 426,062

	PHARMACEUTICALS - 0.9%
6,600	Medicis Pharmaceutical Corp.	167,838

	REITS - APARTMENTS - 2.0%
4,640	American Campus Communities, Inc.	150,058
6,210	Mack-Cali Realty Corp.	217,474
		367,532
	REITS - HEALTH CARE - 0.7%
4,550	LTC Properties, Inc.	124,397

	REITS - MANUFACTURED HOMES - 1.3%
4,200	Equity Lifestyle Properties, Inc.	238,896

	REITS - MORTGAGE - 1.9%
43,285	MFA Financial, Inc.	353,638

	REITS - OFFICE PROPERTY - 3.8%
8,400	BioMed Realty Trust, Inc.	149,940
25,980	Brandywine Realty Trust	301,368
9,400	Government Properties Income Trust	243,460
		694,768
	REITS - WAREHOUSE/INDUSTRY - 1.2%
13,600	First Potomac Realty Trust	218,960

	RETAIL - APPAREL - 1.9%
22,040	Finish Line, Inc.	339,196

	RETAIL - RESTAURANTS - 1.9%
10,840	Bob Evans Farms, Inc.	341,243

	RETAIL - HAIR SALON - 1.4%
15,370	Regis Corp.	257,601

	RETAIL - REGIONAL DEPT STORE - 1.6%
18,452	Stage Stores, Inc.	286,006

	RETAIL - SPECIALTY - 2.2%
10,140	Cash America International, Inc.	407,932
Dunham Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares		Market Value

	SOFTWARE - 2.0%
13,770	Blackbaud, Inc.	$ 362,013

	TELECOMMUNICATIONS - 0.9%
4,800	Plantronics, Inc.	169,920

	TRANSPORTATION - 2.7%
13,950	Teekay Tankers Ltd. - Cl. A	166,703
5,520	Tidewater, Inc.	328,385
		495,088

	TOTAL COMMON STOCK ( Cost - $13,032,995)	17,100,614

	SHORT-TERM INVESTMENTS - 5.3%
	MONEY MARKET FUND - 5.3%
956,815	Fidelity Institutional Money Market Funds - Government Portfolio - 0.01% +
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $956,815)	956,815

	TOTAL INVESTMENTS - 99.5% ( Cost - $13,989,810)	$ 18,057,429
	OTHER ASSETS LESS LIABILITIES - 0.5%	88,993
	NET ASSETS - 100.0%	$ 18,146,422

+	Variable rate security, Interest rate as of January 31, 2011.
	REIT - Real Estate Investment Trust
	At January 31, 2011, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 4,090,248
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(22,629)
	Net unrealized appreciation:	$ 4,067,619

Security valuation policies and other investment related disclosures are herby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

Dunham Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2011
Shares	Security	Market Value

	COMMON STOCK - 96.42%
	ADVERTISING - 3.23%
26,202	Omnicom Group, Inc.	$ 1,175,946

	AEROSPACE/DEFENSE - 4.09%
11,391	Rockwell Collins, Inc.	730,619
9,321	United Technologies Corp.	757,797
		1,488,416
	BANKS - 3.00%
33,626	Wells Fargo & Co.	1,090,155

	BEVERAGES - 3.29%
8,555	Anheuser-Busch InBev NV - ADR	473,177
11,276	PepsiCo, Inc.	725,160
		1,198,337
	CHEMICALS - 2.16%
8,461	Praxair, Inc.	787,211

	COMMERCIAL SERVICES - 6.30%
20,947	CoreLogic, Inc.	419,987
30,281	Paychex, Inc.	968,992
12,902	Visa, Inc. - Cl. A	901,205
		2,290,184
	COMPUTERS - 4.90%
2,199	Apple, Inc. *	746,165
22,636	Hewlett-Packard Co.	1,034,239
		1,780,404
	COSMETICS/PERSONAL CARE - 2.07%
11,941	Procter & Gamble Co.	753,835

	ELECTRONICS - 2.67%
16,935	Thermo Fisher Scientific, Inc. *	969,867

	ENGINEERING & CONSTRUCTION - 2.03%
14,394	Jacobs Engineering Group, Inc. *	739,420

	FOOD - 1.97%
24,549	Sysco Corp.	715,358

Dunham Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares	Security	Market Value

	HEALTHCARE-PRODUCTS - 9.62%
14,974	Baxter International, Inc.	$ 726,089
12,013	CR Bard, Inc.	1,133,427
15,551	Johnson & Johnson	929,483
17,548	St Jude Medical, Inc. *	710,694
		3,499,693
	INSURANCE - 5.88%
14,646	Berkshire Hathaway, Inc. - Class B *	1,197,310
60,554	First American Financial Corp.	939,192
		2,136,502
	INTERNET - 1.62%
979	Google, Inc. - Cl. A *	587,752

	OIL & GAS - 6.57%
8,169	Chevron Corp.	775,483
20,011	Exxon Mobil Corp.	1,614,487
		2,389,970
	PHARMACEUTICALS - 2.34%
15,200	Novartis AG - ADR	849,072

	RETAIL - 7.44%
24,920	Dollar General Corp. *	693,025
47,977	Lowe's Co, Inc.	1,189,830
15,025	Target Corp.	823,821
		2,706,676
	SEMICONDUCTORS - 4.76%
38,689	Intel Corp.	830,266
34,914	Maxim Integrated Products, Inc.	901,480
		1,731,746
	SOFTWARE - 8.69%
22,756	Adobe Systems, Inc. *	752,086
46,135	Microsoft Corp.	1,279,093
35,270	Oracle Corp.	1,129,698
		3,160,877
	TELECOMMUNICATIONS - 9.85%
31,993	American Tower Corp. - Class A *	1,627,164
53,597	Cisco Systems, Inc. *	1,133,577
15,170	QUALCOMM, Inc.	821,152
		3,581,893
Dunham Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares	Security	Market Value

	TRANSPORTATION - 3.94%
10,029	FedEx Corp.	$ 905,819
5,582	Union Pacific Corp.	528,225
		1,434,044

	TOTAL COMMON STOCK	35,067,358
	( Cost - $30,551,791)

	SHORT-TERM INVESTMENTS - 2.24%
	MONEY MARKET FUND - 2.24%
813,390	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.22%	813,390
	TOTAL SHORT-TERM INVESTMENTS	813,390
	( Cost - $813,390)

	TOTAL INVESTMENTS - 98.66%
	( Cost - $31,365,181)	$ 35,880,748
	OTHER ASSETS LESS LIABILITIES - 1.34%	487,069
	NET ASSETS - 100.00%	$ 36,367,817

* Non-Income producing security.
ADR - American Depositary Receipt.

At January 31, 2011, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:		$ 4,712,125
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:		(196,558)
Net unrealized appreciation		$ 4,515,567

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2011
Shares	Security	Market Value

	COMMON STOCK - 97.28%
	APPAREL - 0.84%
9,154	Iconix Brand Group, Inc. *	$ 181,707

	AUTO MANUFACTURERS - 0.85%
16,252	Wabash National Corp. *	184,623

	AUTO PARTS & EQUIPMENT - 4.01%
9,947	ArvinMeritor, Inc. *	217,441
10,800	Commercial Vehicle Group, Inc. *	174,312
4,677	Tenneco, Inc. *	193,300
4,914	WABCO Holdings, Inc. *	286,978
		872,031
	BANKS - 0.92%
3,822	Signature Bank/New York NY *	199,661

	BIOTECHNOLOGY - 1.04%
2,706	Alexion Pharmaceuticals, Inc. *	226,817

	BUILDING MATERIALS - 0.85%
14,509	Apogee Enterprises, Inc.	185,570

	CHEMICALS - 1.02%
14,421	Ferro Corp. *	222,372

	COMMERCIAL SERVICES - 9.83%
6,553	Administaff, Inc.	185,581
10,518	Cardtronics, Inc. *	179,753
8,165	Dollar Financial Corp. *	250,094
3,086	Emergency Medical Services Corp. - Cl. A *	208,305
9,003	ExamWorks Group, Inc. *	196,986
7,492	Heidrick & Struggles International, Inc.	200,711
9,024	Korn/Ferry International *	211,162
9,277	Monster Worldwide, Inc. *	154,462
9,286	Parexel International Corp. *	215,528
3,968	Sotheby's	159,910
6,098	SuccessFactors, Inc. *	177,574
		2,140,066
Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares	Security	Market Value

	COMPUTERS - 7.19%
6,519	3D Systems Corp. *	$ 186,052
3,124	Cognizant Technology Solutions Corp. - Cl. A *	227,896
6,662	Fortinet, Inc. *	256,154
5,255	MTS Systems Corp.	196,616
11,519	NCR Corp. *	188,912
8,785	RealD, Inc. *	207,941
5,408	Syntel, Inc.	301,604
		1,565,175
	DISTRIBUTION/WHOLESALE - 2.48%
5,005	Fossil, Inc. *	355,605
2,980	MWI Veterinary Supply, Inc. *	185,237
		540,842
	DIVERSIFIED FINANCIAL SERVICES - 2.73%
10,235	Financial Engines, Inc. *	232,130
10,627	Higher One Holdings, Inc. *	202,126
2,215	Portfolio Recovery Associates, Inc. *	159,790
		594,046
	ELECTRONICS - 5.22%
13,335	Daktronics, Inc.	203,625
6,498	Gentex Corp.	208,391
4,195	II-VI, Inc. *	207,149
6,993	Imax Corp. *	178,951
4,721	OSI Systems, Inc. *	179,351
6,199	PerkinElmer, Inc.	158,570
		1,136,037
	ENERGY - ALTERNATE SOURCES - 0.81%
25,442	JA Solar Holdings Co. Ltd. - ADR *	175,550

	FOOD - 0.76%
4,462	United Natural Foods, Inc. *	165,094

	HEALTHCARE - PRODUCTS - 5.64%
6,315	Cyberonics, Inc. *	206,816
19,833	DexCom, Inc. *	279,744
1,439	HeartWare International, Inc. *	133,841
9,145	NxStage Medical, Inc. *	219,846
29,022	OraSure Technologies, Inc. *	187,772
5,978	SonoSite, Inc. *	200,622
		1,228,641
	HEALTHCARE - SERVICES - 1.68%
7,503	Bio-Reference Labs, Inc. *	173,244
5,201	IPC The Hospitalist Co., Inc. *	193,113
		366,357
Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares	Security	Market Value

	HOME BUILDERS - 0.85%
12,432	Winnebago Industries, Inc. *	$ 185,237

	HOME FURNISHINGS - 0.80%
3,901	DTS, Inc. *	174,843

	INSURANCE - 0.87%
10,252	Amtrust Financial Services, Inc.	189,765

	INTERNET - 4.68%
6,702	BroadSoft, Inc. *	185,712
9,451	comScore, Inc. *	226,446
6,579	Constant Contact, Inc. *	184,146
12,368	IntraLinks Holdings, Inc. *	250,328
5,099	Keynote Systems, Inc.	88,876
10,057	US Auto Parts Network, Inc. *	83,473
		1,018,981
	LEISURE TIME - 0.86%
2,419	Polaris Industries, Inc.	186,069

	MACHINERY - DIVERSIFIED - 4.23%
5,626	Altra Holdings, Inc. *	117,640
5,357	Chart Industries, Inc. *	194,566
5,290	Graco, Inc.	224,719
4,974	Robbins & Myers, Inc.	206,570
4,412	Tennant Co.	177,980
		921,475
	METAL FABRICATE/HARDWARE - 0.88%
4,759	CIRCOR International, Inc.	192,216

	MINING - 0.84%
16,890	Harry Winston Diamond Corp. *	182,243

	MISCELLANEOUS MANUFACTURING - 2.02%
2,518	Parker Hannifin Corp.	225,134
4,473	Polypore International, Inc. *	215,375
		440,509
	OFFICE FURNISHINGS - 1.98%
8,503	Herman Miller, Inc.	205,177
22,004	Steelcase, Inc.	224,881
		430,058
Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares	Security	Market Value

	OIL & GAS - 3.00%
7,427	Approach Resources, Inc. *	$ 198,078
2,562	Pioneer Natural Resources Co.	243,800
5,290	Rosetta Resources, Inc. *	211,335
		653,213
	OIL & GAS SERVICES - 2.01%
2,487	FMC Technologies, Inc. *	233,778
21,515	ION Geophysical Corp. *	204,608
		438,386
	PHARMACEUTICALS - 1.16%
5,234	SXC Health Solutions Corp. *	251,808

	RETAIL - 8.74%
12,882	Body Central Corp. *	219,638
2,185	Bravo Brio Restaurant Group, Inc. *	35,616
6,587	CarMax, Inc. *	215,066
3,366	Coinstar, Inc. *	139,319
12,803	Finish Line, Inc..	197,038
8,204	Gordmans Stores, Inc. *	122,486
7,499	Lumber Liquidators Holdings, Inc. *	209,522
6,024	Nu Skin Enterprises, Inc.	181,202
11,692	Vera Bradley, Inc. *	402,146
5,726	Vitamin Shoppe, Inc. *	181,686
		1,903,719
	SEMICONDUCTORS - 2.77%
10,368	MIPS Technologies, Inc. *	128,771
12,155	Nanometrics, Inc. *	208,094
11,103	NVIDIA Corp. *	265,584
		602,449
	SOFTWARE - 9.77%
9,482	Ariba, Inc. *	266,349
13,297	Aspen Technology, Inc. *	188,153
3,337	Citrix Systems, Inc. *	210,832
7,075	Informatica Corp. *	328,280
7,963	Interactive Intelligence, Inc. *	260,629
7,836	Open Text Corp. *	387,020
4,670	RealPage, Inc. *	127,911
13,868	Smith Micro Software, Inc. *	175,014
12,875	Velti PLC *	183,082
		2,127,270
Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares	Security	Market Value

	TELECOMMUNICATIONS - 5.11%
9,325	EXFO, Inc. *	$ 92,877
11,512	IPG Photonics Corp. *	398,891
12,241	Ixia *	192,551
12,920	JDS Uniphase Corp. *	219,252
5,446	LogMeIn, Inc. *	209,834
		1,113,405
	TRANSPORTATION - 0.84%
5,285	HUB Group, Inc. *	183,812

	TOTAL COMMON STOCK	21,180,047
	( Cost - $17,857,665)

	SHORT-TERM INVESTMENTS - 3.03%
	MONEY MARKET FUND - 3.03%
659,241	Fidelity Institutional Money Market Funds - Government Portfolio, 0.04%	659,241
	TOTAL SHORT-TERM INVESTMENTS	659,241
	( Cost - $659,241)

	TOTAL INVESTMENTS - 100.31%
	( Cost - $18,516,906)	$ 21,839,288
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.31)%	(67,504)
	NET ASSETS - 100.00%	$ 21,771,784

* Non-Income producing security. ADR - American Depositary Reciept.

At January 31, 2011, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:		$ 3,631,286
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:		(308,904)
Net unrealized appreciation		$ 3,322,382

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2011
Shares		Market Value

	COMMON STOCK - 93.8%
	AGRICULTURE - 0.6%
198,000	Golden Agri-Resources Ltd.	$ 109,967

	AUTO MANUFACTURERS - 4.1%
539,200	Brilliance China Automotive Holdings Ltd. *	407,655
52,000	Dongfeng Motor Group Co. Ltd.	92,480
10,000	Ford Otomotiv Sanayi AS	83,199
1,267	Hyundai Motor Co.	202,880
		786,214
	AUTO PARTS & EQUIPMENT - 2.2%
1,800	Hyundai Mobis *	416,038

	BANKS - 9.1%
54,400	Banco de Oro Unibank, Inc.	62,518
6,100	Banco do Estado do Rio Grande do Sul	59,765
1,800	Banco Macro SA - ADR	83,052
1,600	BanColombia SA - ADR	93,504
11,700	Bangkok Bank PCL - GDR	56,620
117,000	Bank Rakyat Indonesia Persero Tbk PT	63,115
1,000	Credicorp Ltd.	104,260
6,400	ICICI Bank Ltd. - ADR	277,376
8,500	Itau Unibanco Holding SA - ADR	182,750
34,000	Kasikornbank PCL - GDR	127,142
27,800	Malayan Banking Bhd	79,387
80,969	Metropolitan Bank & Trust	118,887
7,669	Metropolitan Bank & Trust Co *	2,579
2,700	OTP Bank PLC *	75,525
23,100	Turkiye Garanti Bankasi AS	103,486
84,100	Yapi ve Kredi Bankasi AS *	246,528
		1,736,494
	BEVERAGES - 1.7%
4,500	Central European Distribution Corp. *	103,230
8,200	Cia de Bebidas das Americas - ADR	218,940
		322,170
	BUILDING MATERIALS - 1.7%
32,000	China National Building Material Co. Ltd.	80,395
73,500	Indocement Tunggal Prakarsa Tbk PT	110,749
147,000	Semen Gresik Persero Tbk PT	126,577
		317,721
Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares		Market Value

	CHEMICALS - 1.6%
34,100	Mexichem SAB de CV	$ 121,723
37,000	Nan Ya Plastics Corp.	101,983
1,600	Sociedad Quimica y Minera de Chile SA - ADR	85,568
		309,274
	COMMERCIAL SERVICES - 1.2%
6,700	Localiza Rent a Car SA	100,266
7,200	Multiplus SA	134,116
		234,382
	COMPUTERS - 1.4%
2,800	Infosys Technologies Ltd. - ADR	189,588
2,000	VanceInfo Technologies, Inc. - ADR *	69,800
		259,388
	COSMETICS/PERSONAL CARE - 0.3%
149	LG Household & Health Care Ltd.	54,190

	DIVERSIFIED FINANCIAL SERVICES - 2.3%
27,200	BM&FBovespa SA	189,306
4,000	CETIP SA - Balcao Organizado de Ativos e Derivativos	52,763
5,020	Hana Financial Group, Inc.	199,522
		441,591
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
10,000	Delta Electronics, Inc.	46,120

	ELECTRONICS - 0.9%
20,000	Hon Hai Precision Industry Co. Ltd.	85,315
26,000	Kinsus Interconnect Technology Corp.	83,734
		169,049
	ENGINEERING & CONSTRUCTION - 3.1%
2,887	Daelim Industrial Co. Ltd. *	321,489
1,525	Samsung Engineering Co. Ltd.	269,306
		590,795
	FOOD - 2.3%
7,400	Cosan Ltd. - Cl. A	96,052
155,000	Indofood Sukses Makmur Tbk PT	80,883
111,600	Universal Robina Corp.	88,119
4,100	X5 Retail Group NV - GDR *	173,676
		438,730
	HEALTHCARE-PRODUCTS - 1.2%
22,000	Hengan International Group Co. Ltd.	165,217
24,000	Shandong Weigao Group Medical Polymer Co. Ltd.	62,371
		227,588
Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares		Market Value

	HOLDING COMPANIES-DIVERSIFIED - 3.0%
8,800	Alfa SAB de CV	$ 95,670
672,300	Alliance Global Group, Inc.	174,523
11,390	Ayala Corp.	87,553
10,800	Barloworld Ltd.	104,377
26,000	China Resources Enterprise Ltd.	102,445
		564,568
	INSURANCE - 1.0%
19,000	Ping An Insurance Group Co. of China Ltd.	190,196

	INTERNET - 2.9%
3,600	Baidu, Inc. - ADR *	391,068
6,300	Tencent Holdings Ltd.	164,484
		555,552
	IRON/STEEL - 1.9%
8,300	Mechel - ADR	261,699
230	POSCO	93,452
		355,151
	MACHINERY-CONSTRUCTION & MINING - 1.0%
7,080	Doosan Infracore Co. Ltd. *	189,531

	MEDIA - 1.9%
5,500	Grupo Televisa SA - ADR *	132,330
4,500	Naspers Ltd.	234,582
		366,912
	MINING - 11.1%
4,100	Antofagasta PLC	92,475
16,200	Eurasian Natural Resources Corp. PLC	261,643
3,700	Fresnillo PLC	76,947
94,100	Grupo Mexico SAB de CV	368,721
59,000	Jiangxi Copper Co. Ltd.	190,268
5,500	Kazakhmys PLC	132,775
4,600	MMC Norilsk Nickel OJSC - ADR	118,680
64,000	United Co. RUSAL PLC *	99,955
12,600	Vale SA - ADR	438,858
10,700	Vale SA	325,941
		2,106,263
	OIL & GAS - 10.3%
180,000	CNOOC Ltd.	400,853
11,700	Gazprom OAO - ADR	309,582
300	HRT Participacoes em Petroleo SA *	325,826
7,800	KazMunaiGas Exploration Production - GDR	167,375
Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares		Market Value

	OIL & GAS - 10.3% ( Continued)
4,200	Pacific Rubiales Energy Corp.	$ 145,044
8,300	Petroleo Brasileiro SA - ADR	304,859
4,500	Polski Koncern Naftowy Orlen S.A. *	74,855
10,600	PTT Exploration & Production PCL - GDR	55,355
1,740	S-Oil Corp.	173,359
		1,957,108
	OIL & GAS SERVICES - 1.3%
3,300	Eurasia Drilling Co. Ltd. - GDR	99,990
5,700	Petrofac Ltd.	143,021
		243,011
	PHARMACEUTICALS - 0.4%
6,700	Hypermarcas SA *	79,412

	REAL ESTATE - 3.3%
176,000	Ayala Land Inc.	58,702
15,600	BR Malls Participacoes SA	141,657
4,500	BR Properties SA	45,083
9,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes	98,984
13,000	LSR Group - GDR *	126,750
13,900	PDG Realty SA Empreendimentos e Participacoes	76,563
68,100	Talaat Moustafa Group *	75,910
		623,649
	REITS - 0.6%
63,700	Emlak Konut Gayrimenkul Yatirim Ortakligi AS *	113,004

	RETAIL - 7.1%
28,500	Astra International Tbk PT	155,164
165,600	Belle International Holdings Ltd.	284,864
364,000	Hengdeli Holdings Ltd.	206,181
14,100	Lojas Americanas SA	112,790
2,100	Lojas Renner SA	60,720
21,560	SM Investments Corp.	229,073
84,700	Wal-Mart de Mexico SAB de CV	235,102
35,500	Zhongsheng Group Holdings Ltd. *	70,774
		1,354,668
	SEMICONDUCTORS - 5.8%
229,991	Advanced Semiconductor Engineering Inc.	285,469
441	Samsung Electronics Co. Ltd.	387,192
166,000	Taiwan Semiconductor Manufacturing Co. Ltd.	431,592
		1,104,253
Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares		Market Value

	SHIPBUILDING - 3.1%
1,345	Hyundai Heavy Industries Co. Ltd.	$ 583,705

	TELECOMMUNICATIONS - 5.2%
2,600	America Movil SAB de CV - ADR	148,174
20,550	HTC Corp.	690,702
8,700	MTN Group Ltd.	149,305
		988,181

	TOTAL COMMON STOCK ( Cost - $14,691,763)	17,834,875

	EQUITY LINKED NOTES - 4.5%
4,700	Cummins India Ltd. *	75,013
78,700	Jaiprakash Associates Ltd. *	142,553
2,700	Larsen & Toubro Ltd. *	96,525
25,000	Rural Electrification Corp. *	132,693
118,100	Sberbank *	413,350
	TOTAL EQUITY LINKED NOTES ( Cost - $815,633)	860,134

	SHORT-TERM INVESTMENTS - 1.3%
	MONEY MARKET FUND - 1.3%
239,376	First American Government Obligations Fund - 0.02%+
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $239,376)	239,376

	TOTAL INVESTMENTS - 99.6% ( Cost - $15,746,772)	18,934,385
	OTHER ASSETS LESS LIABILITIES - 0.4%	72,791
	NET ASSETS - 100.0%	19,007,176

*	Non-income producing security.
+	Variable rate security, Interest rate as of January 31, 2011.
	REIT - Real Estate Investment Trust
	ADR - American Depositary Receipt
	GDR - Global Depositary Receipt
	At January 31, 2011, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 3,508,950
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(321,337)
	Net unrealized appreciation:	$ 3,187,613

Security valuation policies and other investment related disclosures are herby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2011

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Corporate/Government Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Notes & Bonds	$ -	$ 41,406,564	$ -	$ 41,406,564
Bank Loan	$ -	$ 453,750	$ -	$ 453,750
Municipal Bonds	$ -	$ 502,465	$ -	$ 502,465
Mortgage Backed Securities	$ -	$ 6,068,962	$ -	$ 6,068,962
U.S. Government Agency	$ -	$ 19,860,436	$ -	$ 19,860,436
U.S. Treasury Obligation	$ -	$ 17,647,662	$ -	$ 17,647,662
Preferred Stock	$ 192,456	$ -	$ -	$ 192,456
Total	$ 192,456	$ 85,939,839	$ -	$ 86,132,295

High Yield Bond
Assets	Level 1	Level 2	Level 3	Total
Preferred Stocks	$ 2,176,416	$ -	$ -	$ 2,176,416
Corporate Bonds	$ -	$ 66,081,556	$ -	$ 66,081,556
Money Market	$ -	$ 844,046	$ -	$ 844,046
Total	$ 2,176,416	$ 66,925,602	$ -	$ 69,102,018

Monthly Distribution
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 74,307,983	$ -	$ -	$ 74,307,983
Preferred Stocks	$ 11,881,863	$ -	$ -	$ 11,881,863
Exchange Traded Funds	$ 1,407,415	$ -	$ -	$ 1,407,415
Purchased Options	$ 313,224	$ -	$ -	$ 313,224
Corporate Bonds	$ -	$ 1,497,005	$ -	$ 1,497,005
Equity Swaps	$ 288,224	$ -	$ -	$ 288,224
Total	$ 88,198,709	$ 6,936,015	$ -	$ 95,134,724
Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011

Monthly Distribution (Continued)
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 9,769,612	$ -	$ -	$ 9,769,612
Written Options	$ 2,113,457	$ -	$ -	$ 2,113,457
Total	$ 11,883,069	$ -	$ -	$ 11,883,069

Loss Averse Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 4,395,082	$ -	$ -	$ 4,395,082
Exchange Traded Funds	$ 1,734,520	$ -	$ -	$ 1,734,520
U.S. Treasury Obligation	$ -	$ 4,839,987	$ -	$ 4,839,987
Total	$ 6,129,602	$ 4,839,987	$ -	$ 10,969,589

Appreciation & Income
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 14,619,536	$ -	$ -	$ 14,619,536
Preferred Stock	$ 2,454,626	$ -	$ -	$ 2,454,626
Convertible Bonds	$ -	$ 13,321,774	$ -	$ 13,321,774
Money Market	$ -	$ 991,040	$ -	$ 991,040
Total	$ 17,074,162	$ 14,312,814	$ -	$ 31,386,976

Large Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 43,842,514	$ -	$ -	$ 43,842,514
Money Market	$ 937,608	$ -	$ -	$ 937,608
Total	$ 44,780,122	$ -	$ -	$ 44,780,122

Real Estate Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 10,683,544	$ -	$ -	$ 10,683,544
Money Market	$ -	$ 166,810	$ -	$ 166,810
Total	$ 10,683,544	$ 166,810	$ -	$ 10,850,354

International Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,034,877	$ 37,830,204	$ -	$ 43,865,081
Money Market	$ -	$ 1,689,450	$ -	$ 1,689,450
Total	$ 6,034,877	$ 39,519,654	$ -	$ 45,554,531

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011

Small Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 17,100,614	$ -	$ -	$ 17,100,614
Money Market	$ -	$ 956,815	$ -	$ 956,815
Total	$ 17,100,614	$ -	$ -	$ 18,057,429
Large Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 35,067,358	$ -	$ -	$ 35,067,358
Money Market	$ -	$ 813,390	$ -	$ 813,390
Total	$ 35,067,358	$ 813,390	$ -	$ 35,880,748

Small Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 21,180,047	$ -	$ -	$ 21,180,047
Money Market	$ -	$ 659,241	$ -	$ 659,241
Total	$ 21,180,047	$ 659,241	$ -	$ 21,839,288

Emerging Markets Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,909,332	$ 11,925,543	$ -	$ 17,834,875
Equity Linked Notes	$ -	$ 860,134	$ -	$ 860,134
Money Market	$ 239,376	$ -	$ -	$ 239,376
Total	$ 6,148,708	$ 12,785,677	$ -	$ 18,934,385

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

/s/Jeffrey Dunham

       Jeffrey Dunham, President

Date

4/1/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jeffrey Dunham

        Jeffrey Dunham, President

Date

4/1/11

By (Signature and Title)

/s/Denise Iverson

       Denise Iverson, Treasurer

Date

4/1/11